NEWPORT TIGER FUND, VARIABLE SERIES
                                   a series of
                       Liberty Variable Investment Trust
                             Federal Reserve Plaza
                              600 Atlantic Avenue
                          Boston, Massachusetts 02210

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Newport Tiger Fund, Variable Series ("Fund") is a series of Liberty Variable
Investment Trust ("Trust"), an open-end management investment company. The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, China and the Philippines).

There is no assurance that the objective of the Fund will be realized.

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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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This Prospectus contains information about the Fund that a prospective investor should know before applying for certain variable annuity contracts and variable life insurance policies offered by separate accounts of insurance companies investing in the Fund. Please read it carefully and retain it for future reference.

Additional facts about the Fund are included in a Statement of Additional Information dated May 1, 1998, incorporated herein by reference, which has been filed with the Securities and Exchange Commission. For a free copy write to Liberty Financial Investments, Inc. at One Financial Center, Boston, Massachusetts 02111 or other broker-dealers offering the variable annuity contracts and variable life insurance policies of Participating Insurance Companies (as such term is defined in this Prospectus).

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SHARES OF THE FUND ARE AVAILABLE AND ARE BEING MARKETED EXCLUSIVELY AS A POOLED
FUNDING VEHICLE FOR VARIABLE ANNUITY CONTRACTS ("VA CONTRACTS") AND VARIABLE LIFE INSURANCE POLICIES ("VLI POLICIES") OF PARTICIPATING INSURANCE COMPANIES.

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THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE APPROPRIATE
VA CONTRACTS OR VLI POLICIES OF THE APPLICABLE PARTICIPATING INSURANCE COMPANY. BOTH PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


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                   The date of this Prospectus is May 1, 1998




  NOT
            May lose value
  FDIC-
            No bank guarantee
  INSURED

                               TABLE OF CONTENTS




                                                           Page
                                                           ----
THE FUND ................................................    3
FINANCIAL HIGHLIGHTS ....................................    4
HOW THE FUND INVESTS ....................................    5
FUND MANAGEMENT ORGANIZATIONS ...........................    5
 The Trustees ...........................................    5
 The Manager: Liberty Advisory Services Corp.
    (LASC) ..............................................    5
 LASC's Sub-Adviser .....................................    6
FUND SERVICE ORGANIZATIONS ..............................    6
 Custodian ..............................................    6
 Independent Accountants: Price Waterhouse LLP ..........    6
OTHER CONSIDERATIONS ....................................    6
 Expenses of the Fund ...................................    6
 Purchases and Redemptions ..............................    7


                                                           Page
                                                           ----
 Investment Return ......................................    7
 Net Asset Value ........................................    7
 Distributions ..........................................    7
 Taxes ..................................................    7
 Shareholder Communications .............................    8
 Organization, Meetings, and Voting Rights ..............    8
 Additional Information .................................    9
OTHER INVESTMENT PRACTICES, RISK
 CONSIDERATIONS AND POLICIES OF THE FUND ................    9
 Foreign Securities .....................................    9
 Short-Term Trading .....................................   10
 Cash Reserves and Repurchase Agreements ................   10
   Leverage Risks Associated with Certain Investment
     Techniques .........................................   11
 Certain Policies to Reduce Risk ........................   11
CHANGES TO INVESTMENT OBJECTIVE AND
   NON-FUNDAMENTAL POLICIES .............................   11

                                    THE FUND

The Fund is one of a series of separate portfolios of the Trust. The Trust is an open-end management investment company currently consisting of nine series. The Fund is a diversified Fund. The Trust issues shares of beneficial interest in the Fund that represent interests in a separate portfolio of securities and other assets. The Trust may add or delete series from time to time.

The Trust is a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") offered by the separate accounts of life insurance companies ("Participating Insurance Companies"). Certain Participating Insurance Companies are affiliated with the adviser to the Fund ("Affiliated Participating Insurance Companies"). Shares of the Fund from time to time may be sold to other unaffiliated Participating Insurance Companies.

The Participating Insurance Companies and their separate accounts are the shareholders or investors ("shareholders") of the Fund. Owners of VA contracts and owners of VLI policies invest in sub-accounts of separate accounts of the Participating Insurance Companies that, in turn, invest in the Fund.

The prospectuses of the separate accounts of the Participating Insurance Companies describe which funds are available to the separate accounts offering the VA contracts and VLI policies. The Fund assumes no responsibility for those prospectuses. However, Liberty Advisory Services Corp. (formerly named "Keyport Advisory Services Corp.") ("LASC") and the Board of Trustees of the Trust ("Board of Trustees") monitor events to identify any material conflicts that may arise between the interests of the Participating Insurance Companies or between the interests of owners of VA contracts and VLI policies. The Fund currently does not foresee any disadvantages to the owners of VA contracts and VLI policies arising from the fact that certain interests of the owners may differ. The Statement of Additional Information contains additional information regarding such differing interests and related risks.

LASC provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund.

Newport Fund Management, Inc. ("Newport") sub-advises the Fund pursuant to a Sub-Advisory Agreement (the "Newport Sub-Advisory Agreement") with the Fund and LASC.

LASC has delegated various administrative matters to Colonial Management Associates, Inc. ("Colonial"). Colonial also provides transfer agency and pricing and record keeping services to the Trust. Liberty Financial Investments, Inc. ("LFII") serves as the principal underwriter of the Trust with respect to sales of shares to Participating Insurance Companies which are not affiliated with LASC.

LASC, Newport and LFII are wholly-owned indirect subsidiaries of Liberty Financial Companies, Inc. ("LFC"). As of March 31, 1998, approximately 72.3% of the combined voting power of LFC's issued and outstanding voting stock was held, indirectly, by Liberty Mutual Insurance Company ("Liberty Mutual").
Liberty Life is a subsidiary of Liberty Mutual.

                              FINANCIAL HIGHLIGHTS

The table below presents certain financial information for the Fund for the period beginning with the Fund's commencement of operations May 1, 1995 and ended December 31, 1997. The information through the fiscal year ended December 31, 1997 has been audited and reported on by the Fund's independent accountants, Price Waterhouse LLP, whose report thereon appears in the Fund's annual report to shareholders for the fiscal year ended December 31, 1997 (which may be obtained without charge from LFII or from the Participating Insurance Company issuing the applicable VA contract or VLI policy) and is incorporated by reference into the Statement of Additional Information. The Fund's total return presented below does not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies offered through the separate accounts of Participating Insurance Companies.



                                                                                Year Ended December 31,
                                                                     -----------------------------------------
                                                                          1997           1996           1995**
                                                                     -------------   -----------   -----------
Per share operating performance:
Net asset value, beginning of period .............................     $  2.52         $  2.28         $  2.00
                                                                       -------         -------         -------
Net investment income (a) ........................................        0.03            0.03            0.01
Net realized and unrealized gains (losses) on investments and
 foreign currency transactions ...................................       (0.81)           0.24            0.29
                                                                       --------        -------         -------
Total from investment operations .................................       (0.78)           0.27            0.30
                                                                       --------        -------         -------
Less distributions from:
 Dividends from net investment income ............................       (0.02)          (0.02)          (0.01)
 In excess of net investment income ..............................       (0.01)             --           (0.01)
 Dividends from net realized gains on investments ................          --           (0.01)             --
                                                                       --------        -------         -------
Total distributions ..............................................       (0.03)          (0.03)          (0.02)
                                                                       --------        -------         -------
Net asset value, end of period ...................................     $  1.71         $  2.52         $  2.28
                                                                       ========        =======         =======
Total return:
Total investment return (b) ......................................      (31.14)%         11.73%          15.00%***
Ratios/supplemental data:
Net assets, end of period (000) ..................................     $24,934         $34,642         $18,977
Ratio of net expenses to average net assets (c) ..................        1.25%           1.27%           1.75%*
Ratio of net investment income to average net assets (c) .........        1.14%           1.20%           0.89%*
Portfolio turnover ratio .........................................          27%              7%             12%***
Average commission rate (d) ......................................     $0.0083         $0.0172              --

   * Annualized
  ** For the period from the commencement of operations (May 1, 1995) to
     December 31, 1995.
 *** Not Annualized
 (a) Per share data was calculated using average shares outstanding during the period.
 (b) Total return at net asset value assuming all distributions reinvested.
 (c) The benefits derived from custody credits and directed brokerage arrangements had no impact.
 (d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

Further information about the performance of the Fund is contained in the Fund's annual report to shareholders for the period ended December 31, 1997, which may be obtained without charge from LFII or from the Participating Insurance Company issuing the applicable VA contract or VLI policy.

                              HOW THE FUND INVESTS

All investments, including mutual funds, have risks, and no one mutual fund is suitable for all investors. No one Fund by itself constitutes a complete investment program. The net asset value of the shares of the Fund will vary with market conditions and there can be no guarantee that the Fund will achieve its investment objective.

The Fund and its investment objective and policies are described below. Certain additional investment policies and techniques of the Fund are described under "OTHER INVESTMENT PRACTICES, RISK CONSIDERATIONS AND POLICIES OF THE FUND" below.

More information about the portfolio securities in which the Fund invests, including certain risks and investment limitations, is provided in the Statement of Additional Information.

Investment Objective. The Fund seeks long-term capital growth.

Investment Program. The Fund invests primarily in equity securities of companies located in the nine Tigers of East Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, China and the Philippines). These nine countries are referenced to herein as the "Tiger countries." Normally, the Fund will seek to be fully invested in equity securities of larger, well established companies located in the Tiger countries.

Equity securities in which the Fund invests include common and preferred stock, warrants (rights) to purchase such stock, debt securities convertible into stock, ADRs, Global Depositary Receipts (receipts issued by foreign banks or trust companies) and shares of other investment companies that invest primarily in the foregoing securities.

The Fund may invest up to 10% of its total assets in other investment companies commonly referred to as "country funds." Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

For a discussion of certain special risks and other considerations pertaining to investments in foreign securities applicable to the Fund, see "OTHER INVESTMENT PRACTICES, RISK CONSIDERATIONS, AND POLICIES OF THE FUND: Foreign Securities." Such special risks are particularly relevant to investments in equity securities issued by companies located in the Tiger countries.

Although the securities markets of the Tiger countries, especially China, have grown and evolved rapidly over the last several years, political, legal, economic and regulatory systems continue to lag behind those of more developed countries. Accordingly, the risk that restrictions on repatriation of Fund investments may be imposed unexpectedly or other limitations on the Fund's ability to realize on its investments may be instituted are greater with respect to investments in the Tiger countries.

Hong Kong. A substantial amount of the Fund's investments have been and may continue to be in companies located in Hong Kong. Although Hong Kong has the most developed securities markets of the Tiger countries, a substantial portion of its economy is dependent on investments in or trade with China and other less-developed Asian countries. Political and economic developments in those countries could adversely impact the Fund's Hong Kong investments.

On July 1, 1997, sovereignty over Hong Kong was transferred from Great Britain to China and Hong Kong became a Special Administrative Region of China. In connection with this transfer, China has agreed to maintain for 50 years Hong Kong's current economic and social systems, as well as most of the personal freedoms currently enjoyed by Hong Kong residents. Nevertheless, it is impossible to predict with certainty the ultimate effect Chinese sovereignty will have on Hong Kong's business environment. Further, uncertainty surrounding the transfer could hurt the value of the Fund's investments or make them more volatile in the short-run.

                         FUND MANAGEMENT ORGANIZATIONS

                                  The Trustees

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The Statement of Additional Informa-tion contains the names of and biographical information on the Trustees.

              The Manager: Liberty Advisory Services Corp. (LASC)

LASC, 125 High Street, Boston Massachusetts 02110, is the manager of the Trust. LASC was incorporated on January 8, 1993 under the laws of the Commonwealth of Massachusetts.

In accordance with its Management Agreement with the Fund, LASC designs and supervises a continuous investment program for the Fund, evaluates, recommends, and monitors its Sub-Advisor's performance, investment program, and compliance with applicable laws and regulations, and recommends to the Board of Trustees whether its Sub-Advisor's contract should be continued or modified and whether a new sub-adviser or multiple sub-advisers should be added or deleted. LASC is also responsible for administering the Fund's operations, including the provision of office space and equipment in connection with the maintenance of the Fund's headquarters, preparation and filing of required reports, arrangements for Trustees' and shareholders' meetings, maintenance of the Fund's corporate books and records, communications with shareholders, and oversight of custodial, accounting and other services provided to the

Fund by others. In accordance with its Management Agreement with the Fund, LASC may, at its own expense, delegate the performance of certain of its administrative responsibilities to its affiliate LFC, or any of LFC's majority-owned subsidiaries. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority. LASC, or its affiliates, pay all compensation of the Fund's directors and officers who are employees of LASC or its affiliates.

The Trust may add funds that utilize the investment advisory services of more than one portfolio adviser, whereby each portfolio adviser is responsible for specified portions of the Funds' investments. LASC will be responsible for the selection and supervision of such advisers and the allocation of the portions of the assets among such advisers.

The Trust pays LASC a management fee, accrued daily and paid monthly, at a maximum annual rate of 0.90% of the average daily net assets of the Fund.

                               LASC's Sub-Adviser

Newport is the Sub-Adviser of the Fund. Newport, whose principal address is 580 California Street, Suite 1960, San Francisco, California 94104, is an indirect wholly owned subsidiary of LFC.

LASC, out of the management fee it receives from the Fund, pays Newport a sub-advisory fee at the annual rate of 0.70% of the average daily net assets of the Fund.

Under the Newport Sub-Advisory Agreement, Newport manages the assets of the Fund in accordance with its investment objective, investment program, policies, and restrictions under the supervision of LASC and the Board of Trustees. Newport determines which securities and other instruments are purchased and sold for the Fund.

John M. Mussey and Thomas R. Tuttle, President and Senior Vice President, respectively, of Newport, co-manage the Fund. Mr. Mussey has managed the Colonial Newport Tiger Fund since 1989. (The Colonial Newport Tiger Fund is the successor by merger to the Newport Tiger Fund, which commenced operations in 1989.) Mr. Tuttle has co-managed the Colonial Newport Tiger Fund since November, 1995. Messrs. Mussey and Tuttle have been officers of Newport since 1984.

                           FUND SERVICE ORGANIZATIONS

                                   Custodian

The Chase Manhattan Bank, 4 Chase Metro Tech Center, Brooklyn, New York 11245 is the custodian for the Fund. Foreign securities are maintained in the custody of foreign branches of U.S. banks, foreign banks and foreign trust companies that are members of the custodian's global custody network or foreign depositories used by such members.

                 Independent Accountants: Price Waterhouse LLP

Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110 are the Fund's independent accountants.

                              OTHER CONSIDERATIONS

                              Expenses of the Fund

The Fund generally will pay all its expenses, other than those borne by LASC and Newport. LASC has agreed to reimburse all expenses, including management fees, but excluding interest, taxes, brokerage, and other expenses which are capitalized in accordance with accepted accounting procedures, and extraordinary expenses, incurred by the Fund in excess of 1.75% of average net asset value per annum for the period beginning May 1, 1998 until April 30, 1999.

The expenses payable by the Fund include, among other things, the management fee payable to LASC, described above; fees for services of independent accountants; consultant fees; legal fees; transfer agent, custodian and portfolio record keeping and tax information services fees; fees for pricing and record keeping services, and of equipment for communication among the Fund's custodian, LASC, Newport and others; taxes and fees for the preparation of the Fund's tax returns; brokerage fees and commissions; interest; costs of Board of Trustees and shareholder meetings; cost of updates and printing of prospectuses and reports to shareholders; fees for filing reports with regulatory bodies and the maintenance of the Fund's existence; membership dues for industry trade associations; fees to federal authorities for the registration of the shares of the Fund; fees and expenses of Trustees who are not directors, officers, employees or stockholders of LASC, Newport or their affiliates; insurance and fidelity bond premiums; and other extraordinary expenses of a non-recurring nature.

It is the policy of the Trust that expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. General expenses of the Trust will be allocated among and charged to the assets of each series of the Trust, including the Fund, on a basis that the Board of Trustees deems fair and equitable, which may be based on the relative assets of each series or the nature of the services performed and their relative applicability to each series.

                           Purchases and Redemptions

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Fund based on, among other things, the net amount of purchase payments to be invested and surrender and transfer requests to be effected on that day pursuant to the VA contracts and VLI policies, including deductions for fees and charges by the applicable insurance company separate account. The Fund continuously offers and redeems shares at net asset value without the addition of any selling commission, sales load or redemption charge. Shares are sold and redeemed at their net asset value as next determined after receipt of purchase payments or redemption requests, respectively, by the separate accounts. Similarly, shares are sold or redeemed as a result of such other transactions under the VA contracts and VLI policies at the net asset value computed for the day on which such transactions are effected by the separate accounts. The right of redemption may be suspended or payments postponed whenever permitted by applicable law and regulations.

                               Investment Return

Average annual total return for the Fund is calculated in accordance with the Securities and Exchange Commission's formula and assumes reinvestment of all distributions. Other total return differs from average annual total return only in that it may relate to a different time period and may represent aggregate as opposed to average annual total return. The Fund's average annual total return is determined by computing the annual percentage change in value of a $1,000 investment in the Fund for a specified period, assuming reinvestment of all dividends and distributions.

Performance information describes the Fund's performance for the period shown and does not predict future performance. Comparison of the Fund's yield or total return with those of alternative investments should consider differences between the Fund and the alternative investments. The Fund's investment performance figures do not reflect the cost of insurance and the separate account fees and charges which vary with the VA contracts and VLI policies offered through the separate accounts of the Participating Insurance Companies, and which will decrease the return realized by a contract or policyholder.

                                Net Asset Value

The initial net asset value of the Fund at the commencement of operations was established at $2.00. The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., New York time). Net asset value per share is calculated for the Fund by dividing the current market value of total portfolio assets, less all liabilities (including accrued expenses), by the total number of shares outstanding. Net asset value is determined on each day when the NYSE is open, except on such days in which no order to purchase or redeem shares is received. The NYSE is scheduled to be open Monday through Friday throughout the year except for certain federal and other holidays.

All assets denominated in foreign currencies are converted to U.S. dollars. The books and records of the Fund are recorded in U.S. dollars.

Fund securities are valued based on market quotations or, if such quotations are not available, at fair market value determined in good faith under procedures established by the Board of Trustees. Investments maturing in 60 days or less are valued at amortized cost.

                                 Distributions

The Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of the Fund consists of all dividends or interest received by the Fund, less estimated expenses (including the advisory and administrative fees). The Fund will declare and distribute income dividends annually. All net short-term and long-term capital gains of each Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

                                     Taxes

The Fund intends to elect to be treated and to qualify as a "regulated investment company" under Subchapter M of the Code. As a result of such election, for any tax year in which the Fund meets the investment limitations and the distribution, diversification and other requirements referred to below, to the extent the Fund distributes its taxable net investment income and its net realized long-term and short-term capital gains, the Fund will not be subject to federal income tax, and the income of the Fund will be treated as the income of its shareholders. Under current law, since the shareholders are life insurance company "segregated asset accounts," they will not be subject to income tax currently on this income to the extent such income is applied to increase the values of VA contracts and VLI policies.

Among the conditions for qualification and avoidance of taxation at the Trust level, Subchapter M imposes investment limitations, distribution requirements, and requirements relating to the diversification of investments. The requirements of Subchapter M may affect the investments made by the Fund. Any of the applicable diversification requirements could require a sale of assets of the Fund that would affect the net asset value of the Fund.

In addition, the Tax Reform Act of 1986 made certain changes to the tax treatment of regulated investment companies, including the imposition of a nondeductible 4% excise tax on certain undistributed amounts. To avoid this tax, the Fund must declare and distribute to its shareholders by the end of each calendar year at least 98% of ordinary income earned during that calendar year and at least 98% of capital gain net income, net of carry-forward losses, if any, realized for the twelve-month period ending October 31 of that year, plus any remaining undistributed income from the prior year.

Pursuant to the requirements of Section 817(h) of the Code, the only shareholders of the Fund will be Participating Insurance Companies and their separate accounts that fund VA contracts, VLI policies and other variable insurance contracts and retirement plans. The prospectus that describes a particular VA contract or VLI policy discusses the taxation of both separate accounts and the owner of such contract or policy.

The Fund intends to comply with the requirements of Section 817(h) of the Code and the related regulations issued thereunder by the Treasury Department. These provisions impose certain diversification requirements affecting the securities in which the Fund may invest and other limitations. The diversification requirements of Section 817(h) of the Code are in addition to the diversification requirements under Subchapter M and the Investment Company Act of 1940. The consequences of failure to meet the requirements of Section 817(h) could result in taxation of the Participating Insurance Company offering the VA contracts and VLI policies and immediate taxation of all owners of the contracts and policies to the extent of appreciation on investment under the contracts. The Fund believes it is in compliance with these requirements.

The Secretary of the Treasury may issue additional rulings or regulations that will prescribe the circumstances in which a variable insurance contract owner's control of the investments of a segregated asset account may cause such owner, rather than the insurance company, to be treated as an owner of the assets of a segregated asset account. It is expected that such regulations would have prospective application. However, if a ruling or regulation were not considered to set forth a new position, the ruling or regulation could have retroactive effect.

The Fund therefore may find it necessary, and reserves the right to take action to assure, that a VA contract or VLI policy continues to qualify as an annuity or insurance contract under federal tax laws. The Fund, for example, may be required to alter its investment objective or substitute its shares for those of another fund. No such change of investment objective or substitution of securities will take place without notice to the contract and policy owners with interests invested in the Fund and without prior approval of the Securities and Exchange Commission, or the approval of a majority of such owners, to the extent legally required.

To the extent the Fund invests in foreign securities, investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced tax or exemption from tax on such income.

Gains and losses from foreign currency dispositions, foreign-currency denominated debt securities and payables or receivables, and foreign currency forward contracts are subject to special tax rules that generally cause them to be recharacterized as ordinary income and losses, and may affect the timing and amount of the Fund's recognition of income, gain or loss.

It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets, if any, to be invested within various countries will fluctuate and the extent to which tax refunds will be recovered is uncertain. The Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

The preceding is a brief summary of some relevant tax considerations. This discussion is not intended as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisers.

                           Shareholder Communications

Owners of VA contracts and VLI policies, issued by the Participating Insurance Companies or for which shares of the Fund are the investment vehicle, receive from the Participating Insurance Company unaudited semi-annual financial statements and audited year-end financial statements of the Fund certified by the Fund's independent auditors. Each report shows the investments owned by the Fund and provides other information about the Fund and its operations. Copies of such reports may be obtained from the Participating Insurance Company or the Secretary of the Fund.

                   Organization, Meetings, and Voting Rights

The Fund is a separate series of the Trust. The Trust is organized as a Massachusetts business trust under an Agreement and Declaration of Trust ("Declaration of Trust") dated March 4, 1993. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or the Board of Trustees. The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value, in one or more series as the Board of Trustees may authorize.

Each share of the Fund is entitled to participate pro rata in any dividends and other distributions declared by the Board of Trustees with respect to the Fund, and all shares of the Fund have equal rights in the event of liquidation of the Fund.

The Fund is not required to hold annual meetings and does not intend to do so. However, special meetings may be called for purposes such as electing Trustees or approving an amendment to an advisory contract. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required to vote separately by Fund. Shareholders have the power to remove Trustees and to call meetings to consider removal.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims liability of the shareholders, the Trustees, or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust (or the Fund) and requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the Board. The Declaration of Trust provides for indemnification out of the Trust's (or the Fund's) assets for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote because it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations. The risk to the Fund of sustaining a loss on account of liabilities incurred by another fund also is believed to be remote.

                             Additional Information

This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Trust with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained from the Commission or may be examined at the office of the Commission in Washington, D.C.

    OTHER INVESTMENT PRACTICES, RISK CONSIDERATIONS AND POLICIES OF THE FUND

A number of the investment policies and techniques referred to below are subject to certain additional risks described more fully in the Statement of Additional Information.

                              Foreign Securities

The Fund normally will remain fully invested in equity securities of companies located in the Tiger countries. Investments in foreign securities include sovereign risks and risks pertaining to the local economy in the country or countries in which the foreign issuer conducts business. Investments in foreign securities also involve certain risks that are not typically associated with investing in domestic issuers, including: (i) foreign securities traded for foreign currencies and/or denominated in foreign currencies may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies; (ii) less publicly available information about the securities and about the foreign company or government issuing them; (iii) less comprehensive accounting, auditing, and financial reporting standards, practices, and requirements; (iv) securities markets outside the United States may be less developed or efficient than those in the United States and government supervision and regulation of those securities markets and brokers and the issuers in those markets is less comprehensive than that in the United States; (v) the securities of some foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers; (vi) settlement of transactions with respect to foreign securities may sometimes be delayed beyond periods customary in the United States; (vii) fixed brokerage commissions on certain foreign securities exchanges and custodial costs with respect to securities of foreign issuers generally exceed domestic costs; and (viii) with respect to some countries, there is the possibility of unfavorable changes in investment or exchange control regulations, expropriation, or confiscatory taxation, taxation at the source of the income payment or dividend distribution, difficulties in enforcing judgments, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments that could adversely affect United States investments in those countries.

The Fund's investments in foreign securities may include investments in securities issued or guaranteed by companies or governments located in countries whose economies or securities markets are not yet highly developed. Special risks associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, volatile debt burdens or inflation rates, currency transfer restrictions, limited numbers of potential buyers for such securities, restrictions or repatriation of capital and delays and disruptions in securities settlement procedures.

Foreign Currency Transactions. Transactions in foreign securities include currency conversion costs. The Fund may engage in currency exchange transactions to convert currencies to or from U.S. dollars. The Fund may purchase or sell foreign currencies on a spot or forward basis. Such transactions will be entered into (i) to lock in a particular foreign exchange rate pending settlement of a purchase or sale of a foreign security or pending the receipt of interest, principal or dividend pay-ments on a foreign security held by the Fund, or (ii) to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Fund are denominated.

The Fund will not attempt, nor would it be able, to eliminate all foreign currency risk. The precise matching of foreign currency exchange transactions and the portfolio securities generally will not be possible since the future value of such securities in foreign currencies will change as a consequence of market movements which cannot be precisely forecast. Currency hedging does not eliminate fluctuations in the underlying prices of securities, but rather establishes a rate of exchange at some future point in time. Although hedging may lessen the risk of loss due to a decline in the value of the hedged currency, it tends to limit potential gain from increases in currency values.

ADRs. With respect to equity securities, the Fund may purchase structured and unstructured ADRs. ADRs are U.S. dollar-denominated certificates issued by a United States bank or trust company representing the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of that bank or a corresponding bank and traded on a United States exchange or in an over-the-counter market. Generally, ADRs are in registered form. There are no fees imposed on the purchase or sale of ADRs when purchased from the issuing bank or trust company in the initial underwriting, although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of ADRs into the underlying securities. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are registered domestically, easily transferable and for which market quotations are readily available; and (ii) issuers whose securities are represented by ADRs are subject to the same auditing, accounting, and financial reporting standards as domestic issuers. Investments in ADRs, however, are otherwise subject to the same general considerations and risks pertaining to foreign securities described above.

See "DESCRIPTION OF CERTAIN INVESTMENTS: Investments in Less Developed Countries;" "Foreign Currency Transactions;" "Currency Forward and Futures Contracts;" "Settlement Procedures;" "Foreign Currency Conversion;" and "Passive Foreign Investment Companies" in the Statement of Additional Information for more information about foreign investments.

                               Short-Term Trading

In seeking the Fund's objective, the portfolio manager will buy or sell portfolio securities whenever it believes it is appropriate. The portfolio manager's decisions will not generally be influenced by how long the Fund may have owned the security. The Fund may buy securities intending to seek short-term trading profits, subject to limitations imposed by the Code. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups, custodian fees and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities.

In selecting broker-dealers for the purchase and sale of portfolio securities, the portfolio manager may consider research and brokerage services furnished by such broker-dealers to the portfolio manager and its affiliates. In recognition of the research and brokerage services provided, the portfolio manager may cause the Fund to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services.

As a result of the Fund's investment policies, under certain market conditions, the Fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. A 100% turnover rate would occur if all of the securities in the portfolio were sold and either repurchased or replaced within one year. Although the Fund cannot predict portfolio turnover rate, it is estimated that, under normal circumstances, the annual rate for the Fund will be no greater than 100%. The portfolio turnover rate of the Fund for the period ended December 31, 1997 is shown under "FINANCIAL HIGHLIGHTS" above. The Fund's portfolio turnover rate is not a limiting factor when the portfolio manager considers a change in the Fund's portfolio.

                    Cash Reserves and Repurchase Agreements

The Fund may invest temporarily available cash in U.S. dollar denominated money market instruments. Such money market instruments will be limited to high-quality securities rated within the two highest credit categories by any nationally recognized securities rating organization or, if not rated, of comparable investment quality as determined by the portfolio manager. Such domestic money market instruments may include: U.S. Government securities; certificates of deposit; bankers' acceptances; bank time deposits; commercial paper; short-term corporate debt securities; and repurchase agreements with a securities dealer or bank. In these repurchase transactions, the underlying security, which is held by the custodian through the federal book-entry system for the Fund as collateral, will be marked to market on a daily basis to ensure full collateralization of the repurchase agreement. In the event of a bankruptcy or default of certain sellers of repurchase agreements, the Fund could experience costs and delays in liquidating the underlying security and might incur a loss if such collateral held declines in value during this period. Not more than 15% of the Fund's total assets will be invested in repurchase agreements maturing in more than seven days and other illiquid assets.

          Leverage Risks Associated with Certain Investment Techniques

The purchase and sale of foreign currency on a forward basis may present additional risks associated with the use of leverage. Leverage may magnify the effect on Fund shares of fluctuations in the values of the securities underlying these transactions. In accordance with Securities and Exchange Commission pronouncements, to reduce (but not necessarily eliminate) leverage, the Fund will either "cover" its obligations under such transactions by holding the securities or other commodities (or rights to acquire the securities or such commodities) it is obligated to deliver under such transactions, or deposit and maintain in a segregated account with its custodian cash, liquid securities, or securities denominated in the particular foreign currency, equal in value to the Fund's obligations under such transactions.

                        Certain Policies to Reduce Risk

The Fund has adopted certain fundamental investment policies in managing its portfolio that are designed to maintain the portfolio's diversity and reduce risk. The Fund will not: (i) with respect to 75% of its total assets, invest in more than 10% of the outstanding voting securities of any one issuer or invest more than 5% of its total assets in the securities of any one issuer; or (ii) borrow money except temporarily from banks for temporary or emergency purposes, for example, to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities and in amounts not exceeding 10% of the Fund's total assets. While borrowings exceed 5% of net assets, the Fund will not purchase additional portfolio securities. Limitation (i) does not apply to U.S. Government Securities. The investment policies described above in this paragraph are fundamental and may be changed only by approval of the Fund's shareholders.

It is the Fund's policy that when its portfolio manager deems a temporary defensive position advisable, the Fund may invest, without limitation (i.e., up to 100% of its assets), in higher rated securities, or hold assets in cash or cash equivalents, to the extent the portfolio manager believes such alternative investments to be less risky than those securities in which the Fund normally invests.

Additional investment restrictions are set forth in the Statement of Additional Information.

         CHANGES TO INVESTMENT OBJECTIVES AND NON-FUNDAMENTAL POLICIES

The Fund may not always achieve its investment objective. The Fund's investment objective and non-fundamental policies may be changed without shareholder approval. The holders of VA Contracts and VLI Policies will be notified in connection with any material change in the Fund's investment objective. The Fund's fundamental investment policies listed in the Statement of Additional Information cannot be changed without shareholder majority approval.

                                 Distributed by:
                      Liberty Financial Investments, Inc.
                  One Financial Center, Boston, MA 02111-2621

                    COLONIAL U.S. STOCK FUND, VARIABLE SERIES
                                   a series of
                       Liberty Variable Investment Trust
                             Federal Reserve Plaza
                              600 Atlantic Avenue
                          Boston, Massachusetts 02210

--------------------------------------------------------------------------------

Colonial U.S. Stock Fund, Variable Series ("Fund") is a series of Liberty Variable Investment Trust ("Trust"), an open-end management investment company. The Fund seeks long-term capital growth by investing primarily in large capitalization equity securities.

There is no assurance that the objective of the Fund will be realized.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

This Prospectus contains information about the Fund that a prospective investor should know before applying for certain variable annuity contracts and variable life insurance policies offered by separate accounts of insurance companies investing in the Fund. Please read it carefully and retain it for future reference.

Additional facts about the Fund are included in a Statement of Additional Information dated May 1, 1998, incorporated herein by reference, which has been filed with the Securities and Exchange Commission. For a free copy write to Liberty Financial Investments, Inc. at One Financial Center, Boston, Massachusetts 02111 or other broker-dealers offering the variable annuity contracts and variable life insurance policies of Participating Insurance Companies (as such term is defined in this Prospectus).

--------------------------------------------------------------------------------

SHARES OF THE FUND ARE AVAILABLE AND ARE BEING MARKETED EXCLUSIVELY AS A POOLED FUNDING VEHICLE FOR VARIABLE ANNUITY CONTRACTS ("VA CONTRACTS") AND VARIABLE LIFE INSURANCE POLICIES ("VLI POLICIES") OF PARTICIPATING INSURANCE COMPANIES.

--------------------------------------------------------------------------------

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE APPROPRIATE VA CONTRACTS OR VLI POLICIES OF THE APPLICABLE PARTICIPATING INSURANCE COMPANY. BOTH PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                   The date of this Prospectus is May 1, 1998


  NOT
            May lose value
  FDIC-
            No bank guarantee
  INSURED

                               TABLE OF CONTENTS




                                                           Page
                                                           ----
THE FUND ................................................    3
FINANCIAL HIGHLIGHTS ....................................    4
HOW THE FUND INVESTS ....................................    5
FUND MANAGEMENT ORGANIZATIONS ...........................    5
 The Trustees ...........................................    5
 The Manager: Liberty Advisory Services Corp.
    (LASC) ..............................................    5
 LASC's Sub-Adviser .....................................    5
FUND SERVICE ORGANIZATIONS ..............................    6
 Custodians .............................................    6
 Independent Accountants: Price Waterhouse LLP ..........    6
OTHER CONSIDERATIONS ....................................    6
 Expenses of the Fund ...................................    6
 Purchases and Redemptions ..............................    6
 Investment Return ......................................    6
 Net Asset Value ........................................    7
 Distributions ..........................................    7


                                                           Page
                                                           ----
 Taxes ..................................................    7
 Shareholder Communications .............................    8
 Organization, Meetings, and Voting Rights ..............    8
 Additional Information .................................    8
OTHER INVESTMENT PRACTICES, RISK
 CONSIDERATIONS AND POLICIES OF THE FUND ................    9
 Short-Term Trading .....................................    9
 Certain Investment Considerations Pertaining to
   Government Debt Securities ...........................    9
 Cash Reserves and Repurchase Agreements ................    9
 Securities Lending .....................................    9
 Foreign Securities .....................................    9
 Mortgage-Backed Securities .............................   10
 Collateralized Mortgage Obligations (CMOs) and
    Real Estate Mortgage Investment Conduits
    (REMICs) ............................................   10
 Certain Policies to Reduce Risk ........................   11
CHANGES TO INVESTMENT OBJECTIVE AND
   NON-FUNDAMENTAL POLICIES .............................   11

                                    THE FUND

The Fund is one of a series of separate portfolios of the Trust. The Trust is an open-end management investment company currently consisting of nine series. The Fund is a diversified fund. The Trust issues shares of beneficial interest in the Fund that represent interests in a separate portfolio of securities and other assets. The Trust may add or delete series from time to time.

The Fund is a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") offered by the separate accounts of life insurance companies ("Participating Insurance Companies"). Certain Participating Insurance Companies are affiliated with the adviser to the Fund.

The Participating Insurance Companies and their separate accounts are the shareholders or investors ("shareholders") of the Fund. Owners of VA contracts and owners of VLI policies invest in sub-accounts of separate accounts of the Participating Insurance Companies that, in turn, invest in the Fund.

The prospectuses of the separate accounts of the Participating Insurance Companies describe which Funds are available to the separate accounts offering the VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses. However, Liberty Advisory Services Corp. ("LASC") and the Board of Trustees of the Trust ("Board of Trustees") monitor events to identify any material conflicts that may arise between the interests of the Participating Insurance Companies or between the interests of owners of VA contracts and VLI policies. The Fund currently does not foresee any disadvantages to the owners of VA contracts and VLI policies arising from the fact that certain interests of the owners may differ. The Statement of Additional Information contains additional information regarding such differing interests and related risks.

LASC provides investment management and advisory services to the Fund pursuant to its Management Agreements with the Trust.

Colonial Management Associates, Inc. ("Colonial") sub-advises the Fund pursuant to a separate Sub-Advisory Agreement (the "Colonial Sub-Advisory Agreement") with the Fund and LASC.

LASC has delegated various administrative matters to Colonial. Colonial also provides transfer agency and pricing and record keeping services to the Fund. Liberty Financial Investments, Inc. ("LFII") serves as the principal underwriter of the Fund with respect to sales of Fund shares to separate accounts of Participating Insurance Companies which are not affiliated with LASC.

LASC, Colonial and LFII are wholly-owned indirect subsidiaries of Liberty Financial Companies, Inc. ("LFC"). As of March 31, 1998, approximately 72.3% of the combined voting power of LFC's issued and outstanding voting stock was held, indirectly, by Liberty Mutual Insurance Company ("Liberty Mutual"). Liberty Life is a subsidiary of Liberty Mutual.

                              FINANCIAL HIGHLIGHTS

The table below presents certain financial information for the Fund for the period beginning with the Fund's commencement of operations July 5, 1994 and ended December 31, 1997. The information through the fiscal year ended December 31, 1997 has been audited and reported on by the Fund's independent accountants, Price Waterhouse LLP, whose report thereon appears in the Fund's annual report to shareholders for the fiscal year ended December 31, 1997 (which may be obtained without charge from LFII or from the Participating Insurance Company issuing the applicable VA contract or VLI policy) and is incorporated by reference into the Statement of Additional Information. The Fund's total return presented below does not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies offered through the separate accounts of Participating Insurance Companies.



                                                                    Year Ended December 31,
                                                               ---------------------------------
                                                                     1997             1996
                                                               ---------------- ----------------
Per share operating performance:
Net asset value, beginning of period .........................    $ 14.22          $ 12.36
                                                                  -------          -------
Net investment income (a) ....................................       0.20             0.19
Net realized and unrealized gains on investments .............       4.37             2.52
                                                                  -------          -------
Total from investment operations .............................       4.57             2.71
                                                                  -------          -------
Less distributions from:
 Dividends from net investment income ........................      (0.18)           (0.17)
 In excess of net investment income ..........................      (0.01)              --
 Dividends from net realized gains on investments ............       2.30            (0.68)
 In excess of net realized gains .............................      (0.01)              --
                                                                  ---------        -------
Total distributions ..........................................      (2.50)           (0.85)
                                                                  ---------        -------
Net asset value, end of period ...............................    $ 16.29          $ 14.22
                                                                  =========        =======
Total return:
Total investment return (c) ..................................      32.23%           21.84%
Ratios/supplemental data:
Net assets, end of period (000) ..............................    $96,715          $60,855
Ratio of net expenses to average net assets ..................       0.94%(e)         0.95%(e)
Ratio of net investment income to average net assets .........       1.19%(e)         1.39%(e)
Portfolio turnover ratio .....................................         63%              77%
Average commission rate (f) ..................................    $0.0400          $0.0395



                                                                         Year Ended December 31,
                                                               -------------------------------------------
                                                                        1995                 1994***
                                                               ---------------------- --------------------
Per share operating performance:
Net asset value, beginning of period .........................     $ 10.27                 $ 10.00
                                                                   -------                 -------
Net investment income (a) ....................................        0.21                    0.09
Net realized and unrealized gains on investments .............        2.84                    0.35
                                                                   -------                 -------
Total from investment operations .............................        3.05                    0.44
                                                                   -------                 -------
Less distributions from:
 Dividends from net investment income ........................       (0.16)                  (0.11)
 In excess of net investment income ..........................          --                      --
 Dividends from net realized gains on investments ............       (0.80)                  (0.06)
 In excess of net realized gains .............................          --                      --
                                                                   -------                 -------
Total distributions ..........................................       (0.96)                  (0.17)
                                                                   -------                 -------
Net asset value, end of period ...............................     $ 12.36                 $ 10.27
                                                                   =======                 =======
Total return:
Total investment return (c) ..................................       29.70%(b)                4.40%(b)**
Ratios/supplemental data:
Net assets, end of period (000) ..............................     $43,017                 $15,373
Ratio of net expenses to average net assets ..................        1.00%(d)(e)             1.00%(d)*
Ratio of net investment income to average net assets .........        1.72%(b)(e)             2.16%(b)*
Portfolio turnover ratio .....................................         115%                     52%**
Average commission rate (f) ..................................          --                      --

--------------------------------
   * Annualized

  ** Not Annualized

 *** For the period from the commencement of operations (July 5, 1994) to December 31, 1994.

 (a) Per share data was calculated using average shares outstanding during the period.

 (b) Computed giving effect to LASC's expense limitation undertaking.

 (c) Total return at net asset value assuming all distributions reinvested.

 (d) If the Fund had paid all of its expenses and there had been no reimbursement from LASC, these ratios would have been 1.07% and 1.64% (annualized), respectively.

 (e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

 (f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

Further information about the performance of the Fund is contained in the Fund's annual report to shareholders for the period ended December 31, 1997, which may be obtained without charge from LFII or from the Participating Insurance Company issuing the applicable VA contract or VLI policy.

                              HOW THE FUND INVESTS

All investments, including mutual funds, have risks, and no one mutual fund is suitable for all investors. No one Fund by itself constitutes a complete investment program. The net asset value of the shares of the Fund will vary with market conditions and there can be no guarantee that the Fund will achieve its investment objective.

The Fund and its investment objective and policies are described below. Certain additional investment policies and techniques of the Fund are described under "OTHER INVESTMENT PRACTICES, RISK CONSIDERATIONS AND POLICIES OF THE FUND" below.

More information about the portfolio securities in which the Fund invests, including certain risks and investment limitations, is provided in the Statement of Additional Information.

Investment Objective. The Fund seeks long-term capital growth by investing primarily in large capitalization equity securities.

Investment Program. The Fund normally invests at least 65% of its total assets in common stock of U.S. companies with equity market capitalizations at the time of purchase in excess of $3 billion. Up to 35% of total assets may be invested in common stock of U.S. companies with equity market capitalizations at the time of purchase between $1 billion and $3 billion. Up to 10% of total assets may be invested in ADRs. Up to 10% of total assets may be invested in any combination of (i) convertible debt securities (i.e., debt securities that are convertible into common stock at the holder's option), (ii) investment grade corporate debt securities (i.e., rated investment grade by at least two nationally recognized rating agencies), and (iii) debt securities issued or guaranteed by the U.S. Government or its agencies (including mortgage-backed securities, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). The Fund will purchase equity securities that Colonial believes have superior earnings and value characteristics selected from a universe which meets certain guidelines for liquidity and available investment information. Quantitative standards, designed to identify above average intrinsic value relative to price and favorable earnings trends, are used as the core of the process. Fundamental company analysis is then used to select securities. The Fund will not concentrate more than 25% of its total assets in any one industry.

                         FUND MANAGEMENT ORGANIZATIONS

                                  The Trustees

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The Statement of Additional Informa-tion contains the names of and biographical information on the Trustees.

              The Manager: Liberty Advisory Services Corp. (LASC)

LASC, 125 High Street, Boston Massachusetts 02110, is the manager of the Fund. LASC was incorporated on January 8, 1993 under the laws of the Commonwealth of Massachusetts.

In accordance with its Management Agreement with the Fund, LASC designs and supervises a continuous investment program for the Fund, evaluates, recommends, and monitors its Sub-Advisor's performance, investment program, and compliance with applicable laws and regulations, and recommends to the Board of Trustees whether its Sub-Advisor's contract should be continued or modified and whether a new sub-adviser or multiple sub-advisers should be added or deleted. LASC is also responsible for administering the Fund's operations, including the provision of office space and equipment in connection with the maintenance of the Fund's headquarters, preparation and filing of required reports, arrangements for Trustees' and shareholders' meetings, maintenance of the Fund's corporate books and records, communications with shareholders, and oversight of custodial, accounting and other services provided to the Fund by others. In accordance with its Management Agreement with the Fund, LASC may, at its own expense, delegate the performance of certain of its administrative responsibilities to its affiliate LFC, or any of LFC's majority-owned subsidiaries. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority. LASC, or its affiliates, pay all compensation of the Fund's directors and officers who are employees of LASC or its affiliates.

The Trust pays LASC a management fee, accrued daily and paid monthly, at a maximum annual rate of 0.80% of the average daily net assets of the Fund.

                               LASC's Sub-Adviser

Colonial

Colonial, an investment adviser since 1931, is the Sub-Adviser of the Fund. Colonial, whose principal business address is One Financial Center, Boston, Massachusetts 02111, is a wholly-owned indirect subsidiary of LFC.

LASC, out of the management fee it receives from the Fund, pays Colonial sub-advisory fees at the annual rate of 0.60% of the average daily net assets of the specified Fund.

Under the Colonial Sub-Advisory Agreements, Colonial manages the assets of the Fund in accordance with its investment objective, investment programs, policies, and restrictions under the supervision of LASC and the Board of Trustees. Colonial determines which securities and other instruments are purchased and sold for the Fund. Colonial also provides transfer agency and certain pricing and record keeping services for the Fund under a separate agreement.

Mark Stoeckle has managed the Fund since December, 1996. Mr. Stoeckle is a Vice President of Colonial. He also manages the Colonial U.S. Stock Fund. Prior to joining Colonial in 1996, Mr. Stoeckle was a portfolio manager at Massachusetts Financial Services Company and an investment banker at Bear, Stearns & Co., Inc.

                           FUND SERVICE ORGANIZATIONS

                                   Custodians

As of the date of this Prospectus, Boston Safe Deposit and Trust Company, One Boston Place, Boston Massachusetts 02109 is the custodian for the Fund. The Chase Manhattan Bank, 3 Chase Metro Tech Center, Brooklyn, New York 11245 is expected to become the custodian on or about May 15, 1998. Foreign securities are maintained in the custody of foreign branches of U.S. banks, foreign banks and foreign trust companies that are members of the custodian's global custody network or foreign depositories used by such members.

                 Independent Accountants: Price Waterhouse LLP

Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110 are the Fund's independent accountants.

                              OTHER CONSIDERATIONS

                              Expenses of the Fund

The Fund generally will pay all its expenses, other than those borne by LASC and Colonial. LASC has agreed to reimburse all expenses, including management fees, but excluding interest, taxes, brokerage, and other expenses which are capitalized in accordance with accepted accounting procedures, and extraordinary expenses, incurred by the Fund in excess of 1.00% of average net asset value per annum, for the period beginning May 1, 1998 until April 30, 1999.

The expenses payable by the Fund include, among other things, the management fee payable to LASC, described above; fees for services of independent accountants; consultant fees; legal fees; transfer agent, custodian and portfolio record keeping and tax information services fees; fees for pricing and record keeping services, and of equipment for communication among the Fund's custodian, LASC, Colonial and others; taxes and fees for the preparation of the Fund's tax returns; brokerage fees and commissions; interest; costs of Board of Trustees and shareholder meetings; cost of updates and printing of prospectuses and reports to shareholders; fees for filing reports with regulatory bodies and the maintenance of the Fund's existence; membership dues for industry trade associations; fees to federal authorities for the registration of the shares of the Fund; fees and expenses of Trustees who are not directors, officers, employees or stockholders of LASC, Colonial or their affiliates; insurance and fidelity bond premiums; and other extraordinary expenses of a non-recurring nature.

It is the policy of the Trust that expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. General expenses of the Trust will be allocated among and charged to the assets of each series of the Trust, including the Fund, on a basis that the Board of Trustees deems fair and equitable, which may be based on the relative assets of each series or the nature of the services performed and their relative applicability to each series.

                           Purchases and Redemptions

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Fund based on, among other things, the net amount of purchase payments to be invested and surrender and transfer requests to be effected on that day pursuant to the VA contracts and VLI policies, including deductions for fees and charges by the applicable insurance company separate account. The Fund continuously offers and redeems shares at net asset value without the addition of any selling commission, sales load or redemption charge. Shares are sold and redeemed at their net asset value as next determined after receipt of purchase payments or redemption requests, respectively, by the separate accounts. Similarly, shares are sold or redeemed as a result of such other transactions under the VA contracts and VLI policies at the net asset value computed for the day on which such transactions are effected by the separate accounts. The right of redemption may be suspended or payments postponed whenever permitted by applicable law and regulations.

                               Investment Return

Average annual total return for the Fund is calculated in accordance with the Securities and Exchange Commission's formula and assumes reinvestment of all distributions. Other total return differs from average annual total return only in that it may relate to a different time period and may represent aggregate as opposed to average annual total return. The Fund's average annual total return is determined by computing the annual percentage change in value of a $1,000 investment in the Fund for a specified period, assuming reinvestment of all dividends and distributions.

Performance information describes the Fund's performance for the period shown and does not predict future performance. Comparison of the Fund's yield or total return with those of alternative investments should consider differences between the Fund and the alternative investments. The Fund's investment performance figures do not reflect the cost of insurance and the separate account fees and charges which vary with the VA contracts and VLI policies offered through the separate accounts of the Participating Insurance Companies, and which will decrease the return realized by a contract or policyholder.

                                Net Asset Value

The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., New York time). Net asset value per share is calculated for the Fund by dividing the current market value of total portfolio assets, less all liabilities (including accrued expenses), by the total number of shares outstanding. Net asset value is determined on each day when the NYSE is open, except on such days in which no order to purchase or redeem shares is received. The NYSE is scheduled to be open Monday through Friday throughout the year except for certain federal and other holidays.

Fund securities are valued based on market quotations or, if such quotations are not available, at fair market value determined in good faith under procedures established by the Board of Trustees. Investments maturing in 60 days or less are valued at amortized cost.

                                 Distributions

The Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of the Fund consists of all dividends or interest received by the Fund, less estimated expenses (including the advisory and administrative fees). The Fund will declare and distribute income dividends annually. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

                                     Taxes

The Fund intends to elect to be treated and to qualify as a "regulated investment company" under Subchapter M of the Code. As a result of such election, for any tax year in which the Fund meets the investment limitations and the distribution, diversification and other requirements referred to below, to the extent the Fund distributes its taxable net investment income and its net realized long-term and short-term capital gains, the Fund will not be subject to federal income tax, and the income of the Fund will be treated as the income of its shareholders. Under current law, since the shareholders are life insurance company "segregated asset accounts," they will not be subject to income tax currently on this income to the extent such income is applied to increase the values of VA contracts and VLI policies.

Among the conditions for qualification and avoidance of taxation at the Trust level, Subchapter M imposes investment limitations, distribution requirements, and requirements relating to the diversification of investments. The requirements of Subchapter M may affect the investments made by the Fund. Any of the applicable diversification requirements could require a sale of assets of the Fund that would affect the net asset value of the Fund.

In addition, the Tax Reform Act of 1986 made certain changes to the tax treatment of regulated investment companies, including the imposition of a nondeductible 4% excise tax on certain undistributed amounts. To avoid this tax, the Fund must declare and distribute to its shareholders by the end of each calendar year at least 98% of ordinary income earned during that calendar year and at least 98% of capital gain net income, net of carry-forward losses, if any, realized for the twelve-month period ending October 31 of that year, plus any remaining undistributed income from the prior year.

Pursuant to the requirements of Section 817(h) of the Code, the only shareholders of the Fund will be Participating Insurance Companies and their separate accounts that fund VA contracts, VLI policies and other variable insurance contracts and retirement plans. The prospectus that describes a particular VA contract or VLI policy discusses the taxation of both separate accounts and the owner of such contract or policy.

The Fund intends to comply with the requirements of Section 817(h) of the Code and the related regulations issued thereunder by the Treasury Department. These provisions impose certain diversification requirements affecting the securities in which the Fund may invest and other limitations. The diversification requirements of Section 817(h) of the Code are in addition to the diversification requirements under Subchapter M and the Investment Company Act of 1940. The consequences of failure to meet the requirements of Section 817(h) could result in taxation of the Participating Insurance Company offering the VA contracts and VLI policies and immediate taxation of all owners of the contracts and policies to the extent of appreciation on investment under the contracts. The Fund believes it is in compliance with these requirements.

The Secretary of the Treasury may issue additional rulings or regulations that will prescribe the circumstances in which a variable insurance contract owner's control of the investments of a segregated asset account may cause such owner, rather than the insurance company, to be treated as an owner of the assets of a segregated asset account. It is expected that such regulations would have prospective application. However, if a ruling or regulation were not considered to set forth a new position, the ruling or regulation could have retroactive effect.

The Fund therefore may find it necessary, and reserves the right to take action to assure, that a VA contract or VLI policy continues to qualify as an annuity or insurance contract under federal tax laws. The Fund, for example, may be required to alter its investment objective or substitute its shares for those of another fund. No such change of investment objective or substitution of securities will take place without notice to the contract and policy owners with interests invested in the Fund and without prior approval of the Securities and Exchange Commission, or the approval of a majority of such owners, to the extent legally required.

The preceding is a brief summary of some relevant tax considerations. This discussion is not intended as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisers.

                           Shareholder Communications

Owners of VA contracts and VLI policies, issued by the Participating Insurance Companies or for which shares of the Fund are the investment vehicle, receive from the Participating Insurance Company unaudited semi-annual financial statements and audited year-end financial statements of the Fund certified by the Fund's independent auditors. Each report shows the investments owned by the Fund and provides other information about the Fund and its operations. Copies of such reports may be obtained from the Participating Insurance Company or the Secretary of the Fund.

                   Organization, Meetings, and Voting Rights

The Fund is a separate series of the Trust. The Trust is organized as a Massachusetts business trust under an Agreement and Declaration of Trust ("Declaration of Trust") dated March 4, 1993. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or the Board of Trustees. The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value, in one or more series as the Board of Trustees may authorize.

Each share of the Fund is entitled to participate pro rata in any dividends and other distributions declared by the Board of Trustees with respect to the Fund, and all shares of the Fund have equal rights in the event of liquidation of the Fund.

The Fund is not required to hold annual meetings and does not intend to do so. However, special meetings may be called for purposes such as electing Trustees or approving an amendment to an advisory contract. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required to vote separately by Fund. Shareholders have the power to remove Trustees and to call meetings to consider removal.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims liability of the shareholders, the Trustees, or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust (or the Fund) and requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the Board. The Declaration of Trust provides for indemnification out of the Trust's (or the Fund's) assets for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote because it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations. The risk to the Fund of sustaining a loss on account of liabilities incurred by another fund also is believed to be remote.

                             Additional Information

This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Trust with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained from the Commission or may be examined at the office of the Commission in Washington, D.C.

    OTHER INVESTMENT PRACTICES, RISK CONSIDERATIONS AND POLICIES OF THE FUND

A number of the investment policies and techniques referred to below are subject to certain additional risks described more fully in the Statement of Additional Information.

                               Short-Term Trading

In seeking the Fund's objective, the portfolio manager will buy or sell portfolio securities whenever it believes it is appropriate. The portfolio manager's decisions will not generally be influenced by how long the Fund may have owned the security. The Fund may buy securities intending to seek short-term trading profits, subject to limitations imposed by the Code. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups, custodian fees and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. Colonial may use the services of AlphaTrade, Inc., a registered broker-dealer affiliate, when buying or selling equity securities for the Fund, pursuant to procedures adopted under Investment Company Act Rule 17e-1. Subject to seeking best execution, a portfolio manager may consider sales of contracts of Participating Insurance Companies (and of shares of other mutual funds advised by it and its affiliates), in selecting broker-dealers for portfolio security transactions.

As a result of the Fund's investment policies, under certain market conditions, the Fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. A 100% turnover rate would occur if all of the securities in the portfolio were sold and either repurchased or replaced within one year. Although the Fund cannot predict portfolio turnover rate, it is estimated that, under normal circumstances, the annual rate for the Fund will be no greater than 100%. The portfolio turnover rate of the Fund for the period ended December 31, 1997 is shown under "FINANCIAL HIGHLIGHTS" above. The Fund's portfolio turnover rate is not a limiting factor when the portfolio manager considers a change in the Fund's portfolio.

   Certain Investment Considerations Pertaining to Government Debt Securities

The Fund may, as part of its normal investment program, invest in U.S. Government securities. While U.S. Government securities are considered virtually free of default risk, their values nevertheless generally fluctuate inversely with changes in interest rates. See also "Mortgage-Backed Securities" and "Collateralized Mortgage Obligations (CMOs) and Real Estate Mortgage Investment Conduits (REMICs)" below.

                    Cash Reserves and Repurchase Agreements

The Fund may invest temporarily available cash in U.S. dollar denominated money market instruments. Such money market instruments will be limited to high-quality securities rated within the two highest credit categories by any nationally recognized securities rating organization or, if not rated, of comparable investment quality as determined by the portfolio manager. Such domestic money market instruments may include: U.S. Government securities; certificates of deposit; bankers' acceptances; bank time deposits; commercial paper; short-term corporate debt securities; and repurchase agreements with a securities dealer or bank. In these repurchase transactions, the underlying security, which is held by the custodian through the federal book-entry system for the Fund as collateral, will be marked to market on a daily basis to ensure full collateralization of the repurchase agreement. In the event of a bankruptcy or default of certain sellers of repurchase agreements, the Fund could experience costs and delays in liquidating the underlying security and might incur a loss if such collateral held declines in value during this period. Not more than 15% of the Fund's total assets will be invested in repurchase agreements maturing in more than seven days and other illiquid assets.

                               Securities Lending

The Fund may lend portfolio securities to certain institutions (principally broker-dealers) that the portfolio manager considers qualified in order to increase income. The loans will not exceed 30% of total assets. Securities lending involves the risk of loss to the Fund if the borrower defaults.

                              Foreign Securities

ADRs. With respect to equity securities, the Fund may purchase structured and unstructured ADRs. ADRs are U.S. dollar-denominated certificates issued by a United States bank or trust company representing the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of that bank or a corresponding bank and traded on a United States exchange or in an over-the-counter market. Generally, ADRs are in registered form. There are no fees imposed on the purchase or sale of ADRs when purchased from the issuing bank or trust company in the initial underwriting, although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of ADRs into the underlying securities. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are registered domestically, easily transferable and for which market quotations are readily available; and (ii) issuers whose securities are represented by ADRs are subject to the same auditing, accounting, and financial reporting standards as domestic issuers. Investments in ADRs, however, are otherwise subject to the same general considerations and risks pertaining to foreign securities including: (i) less publicly available information about the securities and about the foreign company or government issuing them; (ii) less comprehensive accounting, auditing, and financial reporting standards, practices, and requirements; (iii) government supervision and regulation of foreign issuers is less comprehensive than that in the United States; (iv) the securities of some foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers; and (v) with respect to some countries, there is the possibility of unfavorable changes in investment or exchange control regulations, expropriation, or confiscatory taxation, taxation at the source of the income payment or dividend distribution, difficulties in enforcing judgments, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments that could adversely affect United States investments in those countries.

                           Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities, which are securities representing interests in pools of mortgages. Principal and interest payments made on the mortgages in the pools are passed through to the holder of such securities. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by Government National Mortgage Association ("GNMA")), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or Federal Home Loan Mortgage Corporation ("FHLMC"). Mortgage-backed securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private issuers, or the mortgage poolers. The Fund will only invest in mortgage-backed securities that are issued or guaranteed by governmental entities.

Unscheduled or early repayment of principal on mortgage-backed securities (arising from prepayment of principal due to the sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. The Fund may only be able to invest prepaid principal at lower yields. The prepayment of securities purchased at a premium may result in losses equal to the premium. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. This is because the mortgages underlying the securities can be prepaid, and prepayment rates tend to increase as interest rates decline (effectively shortening the mortgage-backed security's maturity) and decrease as interest rates rise (effectively lengthening the mortgage-backed security's maturity).

Collateralized Mortgage Obligations (CMOs) and Real Estate Mortgage Investment
                               Conduits (REMICs)

The Fund may invest in CMOs and REMICs which are issued or guaranteed by the U.S. government or its agencies. CMOs and REMICs are debt securities issued by special-purpose trusts collateralized by underlying mortgage loans or pools of mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA. CMOs and REMICs are not, however, "mortgage pass-through" securities, such as those described above under "Mortgage-Backed Securities." Rather they are pay-through securities-- i.e., securities backed by the cash flow from the underlying mortgages. Investors in CMOs and REMICs are not owners of the underlying mortgages, which serve as collateral for such debt securities, but are simply owners of a fixed-income security backed by such pledged assets. CMOs and REMICs typically are structured into multiple classes, with each class bearing a different stated maturity and having different payment streams. One class (the Residual) is in the nature of equity. The Fund will not invest in the Residual class. Although the structures of CMOs and REMICs vary greatly, monthly payments of principal, including prepayments, typically are first returned to the investors holding the shortest maturity class; investors holding longer maturity classes typically receive principal payments only after the shorter class or classes have been retired. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy and may incur a loss. Principal on a REMIC, CMO or other mortgage-backed security may be prepaid if the underlying mortgages are prepaid. Because of the prepayment feature these investments may not increase in value when interest rates fall. The Fund may be able to invest prepaid principal only at lower yields. The prepayment of REMICs, CMOs or other mortgage-backed securities purchased at a premium may result in losses equal to the premium.

                        Certain Policies to Reduce Risk

The Fund has adopted certain fundamental investment policies in managing its portfolio that are designed to maintain the portfolio's diversity and reduce risk. The Fund will not: (i) with respect to 75% of its total assets, invest in more than 10% of the outstanding voting securities of any one issuer or invest more than 5% of its total assets in the securities of any one issuer; or (ii) borrow money except temporarily from banks to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities and in amounts not exceeding 10% of each Fund's total assets. Limitation (i) does not apply to U.S. Government Securities. The investment policies described above in this paragraph are fundamental and may be changed only by approval of shareholders.

It is the Fund's policy that when its portfolio manager deems a temporary defensive position advisable, the Fund may invest, without limitation (i.e., up to 100% of its assets), in high-quality fixed-income securities, or hold assets in cash or cash equivalents, to the extent the portfolio manager believes such alternative investments to be less risky than those securities in which the Fund normally invests.

Additional investment restrictions are set forth in the Statement of Additional Information.

         CHANGES TO INVESTMENT OBJECTIVE AND NON-FUNDAMENTAL POLICIES

The Fund may not always achieve its investment objective. The Fund's investment objective and non-fundamental policies may be changed without shareholder approval. The holders of VA Contracts and VLI Policies will be notified in connection with any material change in the Fund's investment objective. The Fund's fundamental investment policies listed in the Statement of Additional Information cannot be changed without shareholder majority approval.

                                 Distributed by:
                      Liberty Financial Investments, Inc.
                  One Financial Center, Boston, MA 02111-2621

                COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES
                                  a series of
                       Liberty Variable Investment Trust
                             Federal Reserve Plaza
                              600 Atlantic Avenue
                          Boston, Massachusetts 02210

--------------------------------------------------------------------------------

Colonial Strategic Income Fund, Variable Series ("Fund") is a series of Liberty Variable Investment Trust ("Trust"), an open-end management investment company. The Fund seeks a high level of current income, as is consistent with prudent risk and maximizing total return, by diversifying investments primarily in U.S. and foreign government and lower rated corporate debt securities. The Fund may invest a substantial portion of its assets in lower rated debt securities (commonly referred to as "junk bonds") and therefore may not be suitable for all investors. Purchasers should carefully assess the risks associated with an investment in the Fund.

There is no assurance that the objective of the Fund will be realized.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

This Prospectus contains information about the Fund that a prospective investor should know before applying for certain variable annuity contracts and variable life insurance policies offered by separate accounts of insurance companies investing in the Fund. Please read it carefully and retain it for future reference.

Additional facts about the Fund are included in a Statement of Additional Information dated May 1, 1998, incorporated herein by reference, which has been filed with the Securities and Exchange Commission. For a free copy write to Liberty Financial Investments, Inc. at One Financial Center, Boston, Massachusetts 02111 or other broker-dealers offering the variable annuity contracts and variable life insurance policies of Participating Insurance Companies (as such term is defined in this Prospectus).

--------------------------------------------------------------------------------

SHARES OF THE FUND ARE AVAILABLE AND ARE BEING MARKETED EXCLUSIVELY AS A POOLED FUNDING VEHICLE FOR VARIABLE ANNUITY CONTRACTS ("VA CONTRACTS") AND VARIABLE LIFE INSURANCE POLICIES ("VLI POLICIES") OF PARTICIPATING INSURANCE COMPANIES.

--------------------------------------------------------------------------------

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE APPROPRIATE VA CONTRACTS OR VLI POLICIES OF THE APPLICABLE PARTICIPATING INSURANCE COMPANY. BOTH PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                   The date of this Prospectus is May 1, 1998


  NOT
            May lose value
  FDIC-
            No bank guarantee
  INSURED

                               TABLE OF CONTENTS




                                                           Page
                                                           ----
THE FUND ................................................    3
FINANCIAL HIGHLIGHTS ....................................    4
HOW THE FUND INVESTS ....................................    5
FUND MANAGEMENT ORGANIZATIONS ...........................    5
 The Trustees ...........................................    5
 The Manager: Liberty Advisory Services Corp.
    (LASC) ..............................................    6
 LASC's Sub-Adviser .....................................    6
FUND SERVICE ORGANIZATIONS ..............................    6
 Custodians .............................................    6
 Independent Accountants: Price Waterhouse LLP ..........    6
OTHER CONSIDERATIONS ....................................    7
 Expenses of the Fund ...................................    7
 Purchases and Redemptions ..............................    7
 Investment Return ......................................    7
 Net Asset Value ........................................    7
 Distributions ..........................................    8
 Taxes ..................................................    8
 Shareholder Communications .............................    9
 Organization, Meetings, and Voting Rights ..............    9
 Additional Information .................................    9


                                                           Page
                                                           ----
OTHER INVESTMENT PRACTICES, RISK
 CONSIDERATIONS AND POLICIES OF THE FUND ................    9
 Short-Term Trading .....................................    9
 Certain Investment Considerations Pertaining to
    Government Debt Securities ..........................   10
 Cash Reserves and Repurchase Agreements ................   10
 Forward Commitments and When-Issued Securities;
    Dollar Roll Transactions ............................   10
 Foreign Securities .....................................   11
 Mortgage-Backed Securities .............................   11
 Collateralized Mortgage Obligations (CMOs) and
    Real Estate Mortgage Investment Conduits
    (REMICs) ............................................   12
 Certain Derivative Investments .........................   12
 Zero-Coupon Bonds ......................................   13
 Lower Rated Debt Securities ............................   13
 Leverage Risks Associated with Certain Investment
   Techniques ...........................................   13
 Certain Policies to Reduce Risk ........................   13
CHANGES TO INVESTMENT OBJECTIVE AND
   NON-FUNDAMENTAL POLICIES .............................   14
APPENDIX A: Description of Bond Ratings .................  A-1
APPENDIX B: Schedule of Portfolio Asset Composition
   by Rating for 1997 ...................................  B-1

                                    THE FUND

The Fund is one of a series of separate portfolios of the Trust. The Trust is an open-end management investment company currently consisting of nine series. The Fund is a diversified fund. The Trust issues shares of beneficial interest in the Fund that represent interests in a separate portfolio of securities and other assets. The Trust may add or delete series from time to time.

The Fund is a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") offered by the separate accounts of life insurance companies ("Participating Insurance Companies"). Certain Participating Insurance Companies are affiliated with the adviser to the Fund.

The Participating Insurance Companies and their separate accounts are the shareholders or investors ("shareholders") of the Fund. Owners of VA contracts and owners of VLI policies invest in sub-accounts of separate accounts of the Participating Insurance Companies that, in turn, invest in the Fund.

The prospectuses of the separate accounts of the Participating Insurance Companies describe which Funds are available to the separate accounts offering the VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses. However, Liberty Advisory Services Corp. (formerly named "Keyport Advisory Services Corp.") ("LASC") and the Board of Trustees of the Trust ("Board of Trustees") monitor events to identify any material conflicts that may arise between the interests of the Participating Insurance Companies or between the interests of owners of VA contracts and VLI policies. The Fund currently does not foresee any disadvantages to the owners of VA contracts and VLI policies arising from the fact that certain interests of the owners may differ. The Statement of Additional Information contains additional information regarding such differing interests and related risks.

LASC provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Trust.

Colonial Management Associates, Inc. ("Colonial") sub-advises the Fund pursuant to a separate Sub-Advisory Agreement (the "Colonial Sub-Advisory Agreement") with the Fund and LASC.

LASC has delegated various administrative matters to Colonial. Colonial also provides transfer agency and pricing and record keeping services to the Fund. Liberty Financial Investments, Inc. ("LFII") serves as the principal underwriter of the Fund with respect to sales of Fund shares to separate accounts of Participating Insurance Companies which are not affiliated with LASC.

LASC, Colonial and LFII are wholly-owned indirect subsidiaries of Liberty Financial Companies, Inc. ("LFC"). As of March 31, 1997, approximately 72.3% of the combined voting power of LFC's issued and outstanding voting stock was held, indirectly, by Liberty Mutual Insurance Company ("Liberty Mutual"). Liberty Life is a subsidiary of Liberty Mutual.

                              FINANCIAL HIGHLIGHTS

The table below presents certain financial information for the Fund for the period beginning with the Fund's commencement of operations July 5, 1994 and ended December 31, 1997. This information through the fiscal year ended December 31, 1997 has been audited and reported on by the Fund's independent accountants, Price Waterhouse LLP, whose report thereon appears in the Fund's annual report to shareholders for the fiscal year ended December 31, 1997 (which may be obtained without charge from LFII or from the Participating Insurance Company issuing the applicable VA contract or VLI policy) and is incorporated by reference into the Statement of Additional Information. The Fund's total return presented below does not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies offered through the separate accounts of Participating Insurance Companies.



                                                                      Year Ended
                                                                     December 31,
                                                                   ----------------
                                                                         1997
                                                                   ----------------
Per share operating performance:
Net asset value, beginning of period .............................    $ 11.04
                                                                      -------
Net investment income (a) ........................................       0.90
Net realized and unrealized gains (losses) on investments and
 foreign currency transactions ...................................       0.11
                                                                      -------
Total from investment operations .................................       1.01
                                                                      -------
Less distributions from:
 Dividends from net investment income ............................      (0.79)
 In excess of net investment income ..............................      (0.05)
 Dividends from net realized gains on investments ................      (0.05)
 In excess of net realized gains .................................      (0.01)
                                                                      -------
Total distributions ..............................................      (0.90)
                                                                      -------
Net asset value, end of period ...................................    $ 11.15
                                                                      =======
Total return:
Total investment return (b) (c) ..................................       9.11%
Ratios/supplemental data:
Net assets, end of period (000) ..................................    $73,715
Ratio of net expenses to average net assets (e) ..................       0.80%(d)
Ratio of net investment income to average net assets (c) .........       7.86%(d)
Portfolio turnover ratio .........................................         94%



                                                                               Year Ended December 31,
                                                                   ------------------------------------------------
                                                                         1996             1995           1994***
                                                                   ---------------- ---------------- --------------
Per share operating performance:
Net asset value, beginning of period .............................    $ 10.99          $  9.79          $ 10.00
                                                                      -------          -------          -------
Net investment income (a) ........................................       0.92             0.55             0.30
Net realized and unrealized gains (losses) on investments and
 foreign currency transactions ...................................       0.16             1.24            (0.19)
                                                                      -------          -------          -------
Total from investment operations .................................       1.08             1.79             0.11
                                                                      -------          -------          -------
Less distributions from:
 Dividends from net investment income ............................      (0.96)           (0.56)           (0.31)
 In excess of net investment income ..............................         --               --               --
 Dividends from net realized gains on investments ................      (0.07)           (0.03)           (0.01)
 In excess of net realized gains .................................         --               --               --
                                                                      -------          -------          -------
Total distributions ..............................................      (1.03)           (0.59)           (0.32)
                                                                      -------          -------          -------
Net asset value, end of period ...................................    $ 11.04          $ 10.99          $  9.79
                                                                      =======          =======          =======
Total return:
Total investment return (b) (c) ..................................       9.83%           18.30%            1.10%**
Ratios/supplemental data:
Net assets, end of period (000) ..................................    $53,393          $48,334          $13,342
Ratio of net expenses to average net assets (e) ..................       0.80%(d)         0.84%(d)         1.00%*
Ratio of net investment income to average net assets (c) .........       8.13%(d)         8.08%(d)         7.33%*
Portfolio turnover ratio .........................................        114%             281%              94%**

--------------------------------
  * Annualized
 ** Not Annualized
*** For the period from the commencement of operations (July 5, 1994) to
    December 31, 1994.
(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) Computed giving effect to LASC's expense limitation undertaking.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(e) If the Fund had paid all of its expenses and there had been no reimbursement from LASC, these ratios would have been 0.82%, 0.86%, 0.94% and 1.60% (annualized), respectively.

Further information about the performance of the Fund is contained in the Trust's annual report to shareholders for the period ended December 31, 1997, which may be obtained without charge from LFII or from the Participating Insurance Company issuing the applicable VA contract or VLI policy.

                              HOW THE FUND INVESTS

All investments, including mutual funds, have risks, and no one mutual fund is suitable for all investors. No one Fund by itself constitutes a complete investment program. The net asset value of the shares of the Fund will vary with market conditions and there can be no guarantee that the Fund will achieve its investment objective.

The Fund and its investment objective and policies are described below. Certain additional investment policies and techniques of the Fund are described under "OTHER INVESTMENT PRACTICES, RISK CONSIDERATIONS AND POLICIES OF THE FUND" below.

More information about the portfolio securities in which the Fund invests, including certain risks and investment limitations, is provided in the Statement of Additional Information.

Investment Objective. The Fund seeks a high level of current income, as is consistent with prudent risk and maximizing total return, by diversifying investments primarily in U.S. and foreign government and lower rated corporate debt securities.

Investment Program. The Fund will seek to achieve its objective by investing its assets in each of the following sectors of the debt securities markets: (i) U.S. Government securities; (ii) debt securities issued by foreign governments and their political subdivisions; and (iii) lower rated corporate debt securities, some of which may involve equity features. The Fund may invest in debt securities of any maturity. The allocation of investments among these types of securities at any given time is based on Colonial's estimate of expected performance and risk of each type of investment. The value of debt securities (and thus of Fund shares) usually will fluctuate inversely to changes in interest rates.

The U.S. Government securities in which the Fund invests include (1) U.S. Treasury obligations; (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities ("Agencies") which are supported by (a) the full faith and credit of the U.S. Government, (b) the right of the issuer or guarantor to borrow an amount limited to a line of credit with the U.S. Treasury, (c) discretionary power of the U.S. Government to purchase obligations of the Agencies, or (d) the credit of the Agencies; (3) real estate mortgage investment conduits ("REMICs"), and collateralized mortgage obligations ("CMOs"), including privately issued asset-backed securities and privately issued mortgage-backed securities guaranteed by an Agency; (4) "when-issued" commitments relating to the foregoing; and (5) certain high quality U.S. Government money market instruments, including repurchase agreements ("REPOs") collateralized by U.S. Government Securities. The Fund may invest in U.S. Government Securities of any maturity and in zero coupon securities. The Fund also may invest in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. See "OTHER INVESTMENT PRACTICES, RISK CONSIDERATIONS AND POLICIES OF THE FUND: Mortgage-Backed Securities."

The Fund may invest any portion of its assets in securities issued or guaranteed by foreign governments. For a discussion of certain special risks and other considerations pertaining to investments in foreign securities applicable to the Fund, see "OTHER INVESTMENT PRACTICES, RISK CONSIDERATIONS AND POLICIES OF THE FUND: Foreign Securities."

The Fund may purchase lower rated debt securities (commonly referred to as junk bonds), including bonds in the lowest rating categories (C for Moody's and D for S&P) and unrated bonds. The lowest rating categories include bonds which are in default. Because these securities are regarded as predominantly speculative as to payment of principal and interest, the Fund will not purchase the debt securities of a single issuer rated Ca by Moody's or CC by S&P or lower or comparable unrated securities if, as a result, holdings of that issuer exceed 0.5% of the Fund's net assets. Lower rated bonds are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated securities. For a discussion of certain risks and other considerations pertaining to investments in lower rated bonds, see "OTHER INVESTMENT PRACTICES, RISK CONSIDERATIONS AND POLICIES OF THE FUND: High Yield, High Risk Bonds." Appendix A to this Prospectus provides a description of bond ratings.

The Fund may purchase and sell U.S. and foreign interest rate futures contracts and options thereon to hedge against changes in interest rates. See "OTHER INVESTMENT PRACTICES, RISK CONSIDERATIONS AND POLICIES OF THE FUND: Certain Derivative Investments." The Fund will engage in such activities only with respect to securities it may otherwise purchase or indices composed of such securities.

                         FUND MANAGEMENT ORGANIZATIONS

                                  The Trustees

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The Statement of Additional Informa-tion contains the names of and biographical information on the Trustees.

              The Manager: Liberty Advisory Services Corp. (LASC)

LASC, 125 High Street, Boston Massachusetts 02110, is the manager of the Trust. LASC was incorporated on January 8, 1993 under the laws of the Commonwealth of Massachusetts.

In accordance with its Management Agreement with the Fund, LASC designs and supervises a continuous investment program for the Fund, evaluates, recommends, and monitors its Sub-Adviser's performance, investment program, and compliance with applicable laws and regulations, and recommends to the Board of Trustees whether its Sub-Adviser's contract should be continued or modified and whether a new sub-adviser or multiple sub-advisers should be added or deleted. LASC is also responsible for administering the Fund's operations, including the provision of office space and equipment in connection with the maintenance of the Fund's headquarters, preparation and filing of required reports, arrangements for Trustees' and shareholders' meetings, maintenance of the Fund's corporate books and records, communications with shareholders, and oversight of custodial, accounting and other services provided to the Fund by others. In accordance with its Management Agreement with the Fund, LASC may, at its own expense, delegate the performance of certain of its administrative responsibilities to its affiliate LFC, or any of LFC's majority-owned subsidiaries. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority. LASC, or its affiliates, pay all compensation of the Fund's directors and officers who are employees of LASC or its affiliates.

The Trust may add funds that utilize the investment advisory services of more than one portfolio adviser, whereby each portfolio adviser is responsible for specified portions of the Funds' investments. LASC will be responsible for the selection and supervision of such advisers and the allocation of the portions of the assets among such advisers.

The Trust pays LASC a management fee, accrued daily and paid monthly, at a maximum annual rate of 0.65% of the average daily net assets of the Fund.

                               LASC's Sub-Adviser

Colonial

Colonial, an investment adviser since 1931, is the Sub-Adviser of the Fund. Colonial, whose principal business address is One Financial Center, Boston, Massachusetts 02111, is a wholly-owned indirect subsidiary of LFC.

LASC, out of the management fee it receives from the Fund, pays Colonial sub-advisory fees at the annual rate of 0.45% of the average daily net assets of the Fund.

Under the Colonial Sub-Advisory Agreements, Colonial manages the assets of the Fund in accordance with the Fund's investment objective, investment program, policies, and restrictions under the supervision of LASC and the Board of Trustees. Colonial determines which securities and other instruments are purchased and sold for the Fund. Colonial also provides transfer agency and certain pricing and record keeping services for the Fund under a separate agreement.

Carl C. Ericson has managed the Strategic Income Fund since its inception. Mr. Ericson, a Senior Vice President of Colonial and director of Colonial's Taxable Fixed Income Group, has managed the Colonial Strategic Income Fund since 1991 and various other Colonial taxable income funds since 1985.

                           FUND SERVICE ORGANIZATIONS

                                   Custodians

At the date of this Prospectus, Boston Safe Deposit and Trust Company, One Boston Place, Boston Massachusetts is the custodian for the Fund. The Chase Manhattan Bank, 3 Chase Metro Tech Center, Brooklyn, New York 11245 is expected to become the custodian for the Fund on or about May 15, 1998. Foreign securities are maintained in the custody of foreign branches of U.S. banks, foreign banks and foreign trust companies that are members of the custodian's global custody network or foreign depositories used by such members.

                 Independent Accountants: Price Waterhouse LLP

Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110 are the Trust's independent accountants.

                              OTHER CONSIDERATIONS

                              Expenses of the Fund

The Fund generally will pay all its expenses, other than those borne by LASC and Colonial. LASC has agreed to reimburse all expenses, including management fees, but excluding interest, taxes, brokerage, and other expenses which are capitalized in accordance with accepted accounting procedures, and extraordinary expenses, incurred by the Fund in excess of 0.80% of average net asset value per annum, for the period beginning May 1, 1998 until April 30, 1999.

The expenses payable by the Fund include, among other things, the management fee payable to LASC, described above; fees for services of independent accountants; consultant fees; legal fees; transfer agent, custodian and portfolio record keeping and tax information services fees; fees for pricing and record keeping services, and of equipment for communication among the Fund's custodians, LASC, Colonial and others; taxes and fees for the preparation of the Fund's tax returns; brokerage fees and commissions; interest; costs of Board of Trustees and shareholder meetings; cost of updates and printing of prospectuses and reports to shareholders; fees for filing reports with regulatory bodies and the maintenance of the Fund's existence; membership dues for industry trade associations; fees to federal authorities for the registration of the shares of the Funds; fees and expenses of Trustees who are not directors, officers, employees or stockholders of LASC, Colonial, Stein Roe, Newport, LAMCO, LAMCO's Portfolio Managers or their affiliates; insurance and fidelity bond premiums; and other extraordinary expenses of a non-recurring nature.

It is the policy of the Trust that expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. General expenses of the Trust will be allocated among and charged to the assets of each series of the Trust, including the Fund, on a basis that the Board of Trustees deems fair and equitable, which may be based on the relative assets of each series or the nature of the services performed and their relative applicability to the series.

                           Purchases and Redemptions

The Participating Insurance Companies place daily orders to purchase and redeem shares of each Fund based on, among other things, the net amount of purchase payments to be invested and surrender and transfer requests to be effected on that day pursuant to the VA contracts and VLI policies, including deductions for fees and charges by the applicable insurance company separate account. The Trust continuously offers and redeems shares at net asset value without the addition of any selling commission, sales load or redemption charge. Shares are sold and redeemed at their net asset value as next determined after receipt of purchase payments or redemption requests, respectively, by the separate accounts. Similarly, shares are sold or redeemed as a result of such other transactions under the VA contracts and VLI policies at the net asset value computed for the day on which such transactions are effected by the separate accounts. The right of redemption may be suspended or payments postponed whenever permitted by applicable law and regulations.

                               Investment Return

Average annual total return for the Fund is calculated in accordance with the Securities and Exchange Commission's formula and assumes reinvestment of all distributions. Other total return differs from average annual total return only in that it may relate to a different time period and may represent aggregate as opposed to average annual total return. The Fund's average annual total return is determined by computing the annual percentage change in value of a $1,000 investment in the Fund for a specified period, assuming reinvestment of all dividends and distributions.

Performance information describes the Fund's performance for the period shown and does not predict future performance. Comparison of the Fund's yield or total return with those of alternative investments should consider differences between the Fund and the alternative investments. The Fund's investment performance figures do not reflect the cost of insurance and the separate account fees and charges which vary with the VA contracts and VLI policies offered through the separate accounts of the Participating Insurance Companies, and which will decrease the return realized by a contract or policyholder.

                                Net Asset Value

The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., New York time). Net asset value per share is calculated for the Fund by dividing the current market value of total portfolio assets, less all liabilities (including accrued expenses), by the total number of shares outstanding. Net asset value is determined on each day when the NYSE is open, except on such days in which no order to purchase or redeem shares is received. The NYSE is scheduled to be open Monday through Friday throughout the year except for certain federal and other holidays.

All assets denominated in foreign currencies are converted to U.S. dollars. The books and records of the Fund are recorded in U.S. dollars.

Fund securities are valued based on market quotations or, if such quotations are not available, at fair market value determined in good faith under procedures established by the Board of Trustees. Investments maturing in 60 days or less are valued at amortized cost.

                                 Distributions

The Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of the Fund consists of all dividends or interest received by the Fund, less estimated expenses (including the advisory and administrative fees). The Fund will declare and distribute income dividends annually. All net short-term and long-term capital gains of each Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

                                     Taxes

The Fund intends to elect to be treated and to qualify as a "regulated investment company" under Subchapter M of the Code. As a result of such election, for any tax year in which the Fund meets the investment limitations and the distribution, diversification and other requirements referred to below, to the extent the Fund distributes its taxable net investment income and its net realized long-term and short-term capital gains, the Fund will not be subject to federal income tax, and the income of the Fund will be treated as the income of its shareholders. Under current law, since the shareholders are life insurance company "segregated asset accounts," they will not be subject to income tax currently on this income to the extent such income is applied to increase the values of VA contracts and VLI policies.

Among the conditions for qualification and avoidance of taxation at the Trust level, Subchapter M imposes investment limitations, distribution requirements, and requirements relating to the diversification of investments. The requirements of Subchapter M may affect the investments made by the Fund. Any of the applicable diversification requirements could require a sale of assets of the Fund that would affect the net asset value of the Fund.

In addition, the Tax Reform Act of 1986 made certain changes to the tax treatment of regulated investment companies, including the imposition of a nondeductible 4% excise tax on certain undistributed amounts. To avoid this tax, the Fund must declare and distribute to its shareholders by the end of each calendar year at least 98% of ordinary income earned during that calendar year and at least 98% of capital gain net income, net of carry-forward losses, if any, realized for the twelve-month period ending October 31 of that year, plus any remaining undistributed income from the prior year.

Pursuant to the requirements of Section 817(h) of the Code, the only shareholders of the Fund will be Participating Insurance Companies and their separate accounts that fund VA contracts, VLI policies and other variable insurance contracts and retirement plans. The prospectus that describes a particular VA contract or VLI policy discusses the taxation of both separate accounts and the owner of such contract or policy.

The Fund intends to comply with the requirements of Section 817(h) of the Code and the related regulations issued thereunder by the Treasury Department. These provisions impose certain diversification requirements affecting the securities in which the Fund may invest and other limitations. The diversification requirements of Section 817(h) of the Code are in addition to the diversification requirements under Subchapter M and the Investment Company Act of 1940. The consequences of failure to meet the requirements of Section 817(h) could result in taxation of the Participating Insurance Company offering the VA contracts and VLI policies and immediate taxation of all owners of the contracts and policies to the extent of appreciation on investment under the contracts. The Fund believes it is in compliance with these requirements.

The Secretary of the Treasury may issue additional rulings or regulations that will prescribe the circumstances in which a variable insurance contract owner's control of the investments of a segregated asset account may cause such owner, rather than the insurance company, to be treated as an owner of the assets of a segregated asset account. It is expected that such regulations would have prospective application. However, if a ruling or regulation were not considered to set forth a new position, the ruling or regulation could have retroactive effect.

The Fund therefore may find it necessary, and reserves the right to take action to assure, that a VA contract or VLI policy continues to qualify as an annuity or insurance contract under federal tax laws. The Fund, for example, may be required to alter its investment objective or substitute its shares for those of another fund. No such change of investment objective or substitution of securities will take place without notice to the contract and policy owners with interests invested in the Fund and without prior approval of the Securities and Exchange Commission, or the approval of a majority of such owners, to the extent legally required.

To the extent the Fund invests in foreign securities, investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced tax or exemption from tax on such income.

It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets, if any, to be invested within various countries will fluctuate and the extent to which tax refunds will be recovered is uncertain. The Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

The preceding is a brief summary of some relevant tax considerations. This discussion is not intended as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisers.

                           Shareholder Communications

Owners of VA contracts and VLI policies, issued by the Participating Insurance Companies or for which shares of the Fund are the investment vehicle, receive from the Participating Insurance Company unaudited semi-annual financial statements and audited year-end financial statements of the Fund certified by the Fund's independent auditors. Each report shows the investments owned by the Fund and provides other information about the Fund and its operations. Copies of such reports may be obtained from the Participating Insurance Company or the Secretary of the Fund.

                   Organization, Meetings, and Voting Rights

The Fund is a separate series of the Trust. The Trust is organized as a Massachusetts business trust under an Agreement and Declaration of Trust ("Declaration of Trust") dated March 4, 1993. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or the Board of Trustees. The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value, in one or more series as the Board of Trustees may authorize.

Each share of the Fund is entitled to participate pro rata in any dividends and other distributions declared by the Board of Trustees with respect to the Fund, and all shares of the Fund have equal rights in the event of liquidation of the Fund.

The Fund is not required to hold annual meetings and does not intend to do so. However, special meetings may be called for purposes such as electing Trustees or approving an amendment to an advisory contract. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required to vote separately by Fund. Shareholders have the power to remove Trustees and to call meetings to consider removal.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims liability of the shareholders, the Trustees, or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust (or the Fund) and requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the Board. The Declaration of Trust provides for indemnification out of the Trust's (or the Fund's) assets for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote because it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations. The risk to the Fund of sustaining a loss on account of liabilities incurred by another fund also is believed to be remote.

                             Additional Information

This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Trust with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained from the Commission or may be examined at the office of the Commission in Washington, D.C.

   OTHER INVESTMENT PRACTICES, RISK CONSIDERATIONS AND POLICIES OF THE FUNDS

A number of the investment policies and techniques referred to below are subject to certain additional risks described more fully in the Statement of Additional Information.

                               Short-Term Trading

In seeking the Fund's objective, the portfolio manager will buy or sell portfolio securities whenever it believes it is appropriate. The portfolio manager's decisions will not generally be influenced by how long the Fund may have owned the security. The Fund may buy securities intending to seek short-term trading profits, subject to limitations imposed by the Code. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups, custodian fees and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities.

As a result of the Fund's investment policies, under certain market conditions, the Fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. A 100% turnover rate would occur if all of the securities in the portfolio were sold and either repurchased or replaced within one year. Although the Fund cannot predict portfolio turnover rate, it is estimated that, under normal circumstances, the annual rate for the Fund will be no greater than 100%. The portfolio turnover rate of the Fund for the period ended December 31, 1997 is shown under "FINANCIAL HIGHLIGHTS" above. The Fund's portfolio turnover rate is not a limiting factor when the portfolio manager considers a change in the Fund's portfolio.

   Certain Investment Considerations Pertaining to Government Debt Securities

The Fund may, as part of its normal investment program, invest in U.S. Government Securities and foreign government debt securities.

While U.S. Government Securities are considered virtually free of default risk, their values nevertheless generally fluctuate inversely with changes in interest rates. Further, U.S. Government Securities consisting of mortgage-backed securities, CMOs or REMICs may decline in value more substantially than comparable maturity treasury securities given an interest rate increase, but may not increase in value as much given an interest rate decline. See "Mortgage-Backed Securities" and "Collateralized Mortgage Obligations (CMOs) and Real Estate Mortgage Investment Conduits (REMICs)" below.

The values of foreign government debt securities generally fluctuate inversely with changes in interest rates in the countries where the securities are issued. Foreign government debt securities are also subject generally to the additional special risks and other considerations pertaining to investments in foreign securities discussed below under "Foreign Securities."

                    Cash Reserves and Repurchase Agreements

The Fund may invest temporarily available cash in U.S. dollar denominated money market instruments. Such money market instruments will be limited to high-quality securities rated within the two highest credit categories by any nationally recognized securities rating organization or, if not rated, of comparable investment quality as determined by the portfolio manager. Such domestic money market instruments may include: U.S. Government securities; certificates of deposit; bankers' acceptances; bank time deposits; commercial paper; short-term corporate debt securities; and repurchase agreements with a securities dealer or bank. In these repurchase transactions, the underlying security, which is held by the custodian through the federal book-entry system for the Fund as collateral, will be marked to market on a daily basis to ensure full collateralization of the repurchase agreement. In the event of a bankruptcy or default of certain sellers of repurchase agreements, the Fund could experience costs and delays in liquidating the underlying security and might incur a loss if such collateral held declines in value during this period. Not more than 15% of the Fund's total assets will be invested in repurchase agreements maturing in more than seven days and other illiquid assets.

    Forward Commitments and When-Issued Securities; Dollar Roll Transactions

The Fund may purchase securities on a when-issued, delayed delivery, or forward commitment basis. When such transactions are negotiated, the price of such securities is fixed at the time of the commitment, but delivery and payment for the securities may take place up to 120 days after the date of the commitment to purchase. The securities so purchased are subject to market fluctuation, and no interest accrues to the purchaser during this period. When-issued securities or forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Colonial and Stein Roe do not believe that the net asset value or income of the Funds will be adversely affected by the purchase of securities on a when-issued or forward commitment basis. The Funds will not enter into such transactions for leverage (borrowing) purposes.

The Fund may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase substantially similar securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party.

                              Foreign Securities

The Fund may invest any portion of its assets in securities issued or guaranteed by foreign governments. Investments in foreign securities include sovereign risks and risks pertaining to the local economy in the country or countries in which the foreign issuer conducts business. Investments in foreign securities also involve certain risks that are not typically associated with investing in domestic issuers, including: (i) foreign securities traded for foreign currencies and/or denominated in foreign currencies may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies; (ii) less publicly available information about the securities and about the foreign company or government issuing them; (iii) less comprehensive accounting, auditing, and financial reporting standards, practices, and requirements; (iv) securities markets outside the United States may be less developed or efficient than those in the United States and government supervision and regulation of those securities markets and brokers and the issuers in those markets is less comprehensive than that in the United States; (v) the securities of some foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers;
(vi) settlement of transactions with respect to foreign securities may sometimes be delayed beyond periods customary in the United States; (vii) fixed brokerage commissions on certain foreign securities exchanges and custodial costs with respect to securities of foreign issuers generally exceed domestic costs; and (viii) with respect to some countries, there is the possibility of unfavorable changes in investment or exchange control regulations, expropriation, or confiscatory taxation, taxation at the source of the income payment or dividend distribution, difficulties in enforcing judgments, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments that could adversely affect United States investments in those countries. The Fund's investments in foreign securities may include investments in securities issued or guaranteed by companies or governments located in countries whose economies or securities markets are not yet highly developed. Special risks associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, volatile debt burdens or inflation rates, currency transfer restrictions, limited numbers of potential buyers for such securities, restrictions or repatriation of capital and delays and disruptions in securities settlement procedures.

Foreign Currency Transactions. Transactions in foreign securities include currency conversion costs. The Fund may engage in currency exchange transactions to convert currencies to or from U.S. dollars. The Fund may purchase or sell foreign currencies on a spot or forward basis. Such transactions will be entered into (i) to lock in a particular foreign exchange rate pending settlement of a purchase or sale of a foreign security or pending the receipt of interest, principal or dividend payments on a foreign security held by the Fund, or (ii) to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Fund are denominated.

The Fund also may buy and sell, for hedging purposes, currency options, currency futures and options on currency futures.

The Fund will not attempt, nor would it be able, to eliminate all foreign currency risk. The precise matching of foreign currency exchange transactions and the portfolio securities generally will not be possible since the future value of such securities in foreign currencies will change as a consequence of market movements which cannot be precisely forecast. Currency hedging does not eliminate fluctuations in the underlying prices of securities, but rather establishes a rate of exchange at some future point in time. Although hedging may lessen the risk of loss due to a decline in the value of the hedged currency, it tends to limit potential gain from increases in currency values.

                           Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities, which are securities representing interests in pools of mortgages. Principal and interest payments made on the mortgages in the pools are passed through to the holder of such securities. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by Government National Mortgage Association ("GNMA")), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or Federal Home Loan Mortgage Corporation ("FHLMC"). Mortgage-backed securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers. The Fund will only invest in mortgage-backed securities that are issued or guaranteed by governmental entities.

Unscheduled or early repayment of principal on mortgage-backed securities (arising from prepayment of principal due to the sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. The Fund may only be able to invest prepaid principal at lower yields. The prepayment of securities purchased at a premium may result in losses equal to the premium. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. This is because the mortgages underlying the securities can be prepaid, and prepayment rates tend to increase as interest rates decline (effectively shortening the mortgage-backed security's maturity) and decrease as interest rates rise (effectively lengthening the mortgage-backed security's maturity).

The Fund also may invest in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest-only/principal-only securities). These securities tend to be more volatile than other types of debt securities. The interest-only class involves the risk of loss of the entire value of the investment if the underlying mortgages are prepaid. In the case of principal-only class securities, the Fund recognizes (accrues) as income for accounting purposes a portion of the difference between purchase price and face value. Because the Fund includes this accrued income in calculating its dividend even though it has not received payment, the Fund may have to sell other investments to obtain cash needed to make income distributions.

Collateralized Mortgage Obligations (CMOs) and Real Estate Mortgage Investment
                               Conduits (REMICs)

The Fund may invest in CMOs and REMICs of investment grade or considered by Colonial to be of comparable quality. CMOs and REMICs are debt securities issued by special-purpose trusts collateralized by underlying mortgage loans or pools of mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA. CMOs and REMICs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special-purpose subsidiaries of the foregoing.

CMOs and REMICs are not, however, "mortgage pass-through" securities, such as those described above under "Mortgage-Backed Securities." Rather they are pay-through securities--i.e., securities backed by the cash flow from the underlying mortgages. Investors in CMOs and REMICs are not owners of the underlying mortgages, which serve as collateral for such debt securities, but are simply owners of a fixed-income security backed by such pledged assets. CMOs and REMICs typically are structured into multiple classes, with each class bearing a different stated maturity and having different payment streams. One class (the Residual) is in the nature of equity. The Fund will not invest in the Residual class. Although the structures of CMOs and REMICs vary greatly, monthly payments of principal, including prepayments, typically are first returned to the investors holding the shortest maturity class; investors holding longer maturity classes typically receive principal payments only after the shorter class or classes have been retired. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy and may incur a loss. Principal on a REMIC, CMO or other mortgage-backed security may be prepaid if the underlying mortgages are prepaid. Because of the prepayment feature these investments may not increase in value when interest rates fall. The Fund may be able to invest prepaid principal only at lower yields. The prepayment of REMICs, CMOs or other mortgage-backed securities purchased at a premium may result in losses equal to the premium.

                         Certain Derivative Investments

As specified above under "HOW THE FUND INVESTS," the Fund may invest in U.S. and foreign interest rate futures contracts and options thereon to hedge against interest rate changes.

An interest rate futures contract creates an obligation by the seller to sell and the purchaser to buy an amount of cash equal to a specified cash amount multiplied by the difference between the value of a specified interest rate index at the contract's settlement date and the benchmark index value at which the contract is made. A sale of a futures contract can be terminated in advance of the settlement date by subsequently purchasing a similar offsetting (opposite way) contract. Similarly, a purchase of a futures contract can be terminated by a similar offsetting sale. Gain or loss on a futures contract generally is realized upon such termination.

An option generally gives the option holder the right, but not the obligation, to purchase or sell a futures contract prior to the option's specified expiration date. A call option gives the option purchaser the right to buy from the option seller (writer); a put option gives the option purchaser the right to sell to the option writer. The Fund will pay a premium to purchase an option, which will become a loss if the option expires unexercised.

With respect to each futures contract purchased, the Fund will set aside in a segregated account maintained with its custodian (or broker, if legally permitted) cash or liquid securities in an amount equal to the market value of the futures contract or option, less the initial margin deposit.

Transactions in futures and options may not precisely achieve the goals of hedging, gaining or maintaining market exposure or increasing returns, as applicable, to the extent there is an imperfect correlation between the price movements of the futures contracts or options and of the underlying securities. In addition, if the portfolio manager's prediction on stock or bond market movements or changes in interest rates is inaccurate, the Fund may be worse off than if it had not used such derivative investment techniques.

For more information on these derivative investments, see "DESCRIPTION OF CERTAIN INVESTMENTS: Futures Contracts and Related Options" and "--Options on Securities" in the Statement of Additional Information.

                               Zero-Coupon Bonds

The Fund may invest in zero-coupon bonds. Such bonds may be issued directly by agencies and instrumentalities of the U.S. Government or by private corporations. Zero-coupon bonds may originate as such or may be created by stripping an outstanding bond. Zero-coupon bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value. Because a zero-coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between a zero-coupon bond's purchase price and its face value. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

                          Lower Rated Debt Securities

The Fund may invest a significant portion of its assets in lower rated bonds (commonly referred to as "junk bonds") which are regarded as speculative as to payment of principal and interest. Relative to comparable securities of higher quality:



 1. The market price is likely to be more volatile because:

    a. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default;

    b. the secondary market may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

    c. existing or future legislation limits and may further limit (i) investment by certain institutions and (ii) tax deductibility of the interest by the issuer, which may adversely affect value; and

    d. certain lower rated debt securities do not pay interest in cash on a current basis. However, the Fund will accrue and distribute this interest on a current basis, and may have to sell securities to generate cash for distributions.


 2. The Fund's achievement of its investment objectives in respect of investments in lower rated debt securities is more dependent on Colonial's credit analysis.


 3. Lower rated debt securities are less sensitive to interest rate changes but are more sensitive to adverse economic developments.

          Leverage Risks Associated with Certain Investment Techniques

Certain investment techniques used by the Fund and described above may present additional risks associated with the use of leverage. These techniques are forward commitments and the purchase of securities on a when-issued basis, the purchase and sale of foreign currency on a forward basis, the purchase and sale of certain futures contracts and options thereon, and the purchase and sale of certain options. Leverage may magnify the effect on Fund shares of fluctuations in the values of the securities underlying these transactions. In accordance with Securities and Exchange Commission pronouncements, to reduce (but not necessarily eliminate) leverage, the Fund will either "cover" its obligations under such transactions by holding the securities or other commodities (or rights to acquire the securities or such commodities) it is obligated to deliver under such transactions, or deposit and maintain in segregated account with its custodian cash, liquid securities, or securities denominated in the particular foreign currency, equal in value to the Fund's obligations under such transactions.

                        Certain Policies to Reduce Risk

The Fund has adopted certain fundamental investment policies in managing its portfolio that are designed to maintain the portfolio's diversity and reduce risk. The Fund will not: (i) with respect to 75% of its total assets, invest in more than 10% of the outstanding voting securities of any one issuer or invest more than 5% of its total assets in the securities of any one issuer; or (ii) borrow money except temporarily from banks to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities and in amounts not exceeding 10% of the Fund's total assets. Limitation (i) does not apply to U.S. Government securities. The investment policies described above in this paragraph are fundamental and may be changed only by approval of the Fund's shareholders.

It is the Fund's policy that when its portfolio manager deems a temporary defensive position advisable, the Fund may invest, without limitation (i.e., up to 100% of its assets), in high-quality fixed-income securities, or hold assets in cash or cash equivalents, to the extent such portfolio manager believes such alternative investments to be less risky than those securities in which the Fund normally invests.

Additional investment restrictions are set forth in the Statement of Additional Information.

         CHANGES TO INVESTMENT OBJECTIVE AND NON-FUNDAMENTAL POLICIES

The Fund may not always achieve its investment objective. The Fund's investment objective and non-fundamental policies may be changed without shareholder approval. The holders of VA Contracts and VLI Policies will be notified in connection with any material change in the Fund's investment objective. The Fund's fundamental investment policies listed in the Statement of Additional Information cannot be changed without shareholder majority approval.

                                   APPENDIX A

Description of Bond Ratings

The ratings of certain debt instruments in which the Fund may invest are described below:

Standard and Poor's Corporation--Bond Ratings

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC and CC bonds are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

C ratings are reserved for income bonds on which no interest is being paid.

D bonds are in default, and payment of interest and/or principal is in arrears.

Plus (+) or minus (-) are modifiers relative to the standing within the major rating categories.

Moody's Investors Service, Inc.--Bond Ratings

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Those bonds in the Aa through B groups which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba bonds are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                   APPENDIX B


  Colonial Strategic Income Fund, Variable Series--Schedule of Portfolio Asset
                         Composition by Rating For 1997



                                      Month
              -----------------------------------------------------
               January   February     March      April       May
Rating        --------- ---------- ---------- ---------- ----------
                            (percentage of portfolio)
              -----------------------------------------------------
Aaa/AAA .....    34.5%      37.7%      40.0%      43.0%      42.2%
Aa/AA .......    18.2%      14.4%      12.3%      10.8%      12.5%
A/A .........     0.0%       0.0%       0.0%       0.0%       0.0%
Baa/BBB .....     1.1%       0.0%       0.0%       0.0%       3.1%
Ba/BB .......    10.3%      11.9%      12.1%      10.3%       9.0%
B/B .........    31.9%      32.5%      32.3%      31.1%      28.5%
Caa/CCC .....     4.0%       3.6%       3.4%       1.9%       1.9%
Ca/CC .......     0.0%       0.0%       0.0%       0.0%       0.0%
C ...........     0.0%       0.0%       0.0%       0.0%       0.0%
D ...........     0.0%       0.0%       0.0%       0.0%       0.0%
Unrated .....     0.0%       0.0%       0.0%       2.9%       2.9%
                -----      -----      -----      -----      -----
Total .......   100.0%     100.0%     100.0%     100.0%     100.0%
                =====      =====      =====      =====      =====



                                                 Month
              ---------------------------------------------------------------------------
                 June       July      August    September   October   November   December
Rating        ---------- ---------- ---------- ----------- --------- ---------- ---------
                                       (percentage of portfolio)
              ---------------------------------------------------------------------------
Aaa/AAA .....     36.8%      38.6%      36.7%      40.9%      50.8%      44.9%     43.5%
Aa/AA .......     12.5%      10.5%      10.2%       8.6%       5.6%       8.8%      8.2%
A/A .........      0.0%       0.0%       0.0%       0.0%       0.0%       0.0%      0.0%
Baa/BBB .....      3.1%       2.4%       3.2%       3.1%       2.9%       3.0%      2.9%
Ba/BB .......     11.9%      14.0%      15.4%      13.8%      11.1%       7.9%      7.3%
B/B .........     31.4%      33.0%      33.0%      32.2%      28.9%      34.3%     36.6%
Caa/CCC .....      2.9%       0.0%       0.0%       0.0%       0.0%       0.0%      0.8%
Ca/CC .......      0.0%       0.0%       0.0%       0.0%       0.0%       0.0%      0.0%
C ...........      0.0%       0.0%       0.0%       0.0%       0.0%       0.0%      0.0%
D ...........      0.0%       0.0%       0.0%       0.0%       0.0%       0.0%      0.0%
Unrated .....      1.5%       1.4%       1.4%       1.4%       0.8%       0.8%      0.7%
                 -----      -----      -----      -----      -----      -----     -----
Total .......    100.0%     100.0%     100.0%     100.0%     100.0%     100.0%    100.0%
                 =====      =====      =====      =====      =====      =====     =====


                             1997
                   (percentage of portfolio)
Rating            --------------------------
Aaa/AAA .........             40.8%
Aa/AA ...........             11.1%
A/A .............              0.0%
Baa/BBB .........              2.1%
Ba/BB ...........             11.3%
B/B .............             32.1%
Caa/CCC .........              1.6%
Ca/CC ...........              0.0%
C ...............              0.0%
D ...............              0.0%
Unrated .........              1.1%
                             -----
Total ...........            100.0%
                             =====

                                Distributed by:
                      Liberty Financial Investments, Inc.
                  One Financial Center, Boston, MA 02111-2621

                                 Distributed by:
                      Liberty Financial Investments, Inc.
                  One Financial Center, Boston, MA 02111-2621


                   VA Contract and VLI Policy Service Hotline
                            800-367-3653 (Option 3)
                              Keyline 800-367-3654